UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric W. Falkeis
Professionally Managed Portfolios
615 E. Michigan St.
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  September 30, 2011

Item 1. Report to Stockholders.

SEMI-ANNUAL REPORT
For the Six Months Ended
September 30, 2011

Hodges Mutual Funds

November, 2011

Dear Shareholder:

As market uncertainty and fear overwhelmed investors, performance across the Hodges Funds for the six months ending September 30, 2011 was impaired by turbulence in almost every segment of the market.  As a result, all five of our mutual fund strategies experienced negative returns during this six-month period.

Average Annual Total Returns
as of September 30, 2011 (Class R)

	6					Since
	Months	1 Year	3 Year*	5 Year*	10 Year*	Inception*
Hodges Fund (10/9/92)	-23.44%	-8.12%	-3.74%	-4.52%	7.90%	7.91%
S&P 500®	-13.78%	1.14%	1.23%	-1.18%	2.81%	7.68%

Hodges Small
Cap Fund (12/18/07)	-16.61%	5.80%	9.05%	N/A	N/A	1.77%
Russell 2000®	-23.12%	-3.53%	-0.37%	-1.02%	6.12%	-2.71%

Hodges Blue Chip
25 Fund (9/10/09)	-12.06%	-1.72%	N/A	N/A	N/A	1.26%
Russell 1000®	-14.58%	0.91%	1.61%	-0.91%	3.28%	6.29%

Hodges Equity
Income Fund (9/10/09)	-7.57%	4.54%	N/A	N/A	N/A	9.04%
S&P 500®	-13.78%	1.14%	1.23%	-1.18%	2.81%	6.08%

Hodges Pure
Contrarian Fund (9/10/09)	-27.57%	-14.44%	N/A	N/A	N/A	-0.16%
S&P 500®	-13.78%	1.14%	1.23%	-1.18%	2.81%	6.08%

30 Day SEC Yield for the Hodges Equity Income Fund:   2.46%
30 Day Unsubsidized SEC Yield for the Hodges Equity Income Fund:   1.93%
*Annualized

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 866-811-0224. The funds impose a 1.00% redemption fee on shares held for thirty days or less. Performance data quoted does not reflect the redemption fee.  If reflected, total returns would be reduced.

Hodges Mutual Funds

				Equity	Pure
	Hodges	Small Cap	Blue Chip	Income	Contrarian
	Fund	Fund	25 Fund	Fund	Fund
Gross Expense Ratio	1.40%	1.57%	2.51%	2.12%	2.17%
Net Expense Ratio	1.40%	1.40%**	1.30%**	1.30%**	1.40%**

**
The Advisor has contractually agreed to reduce its fees and/or pay Fund expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) through July 31, 2012 and may continue for an indefinite period thereafter.

In today’s volatile economic environment, it is far too easy to get caught up in the 24-hour news cycles and try to combat today’s headlines with guessing the market’s trend for the coming days or weeks.  This is NOT who we are.  As always, we want to stress that we are long term investors that are keenly focused on the affairs of the underlying businesses that we are invested in, as well as monitoring the potential of new opportunities.  The crux of how we advise the Hodges Funds and manage our portfolios is based on a bottom-up approach that is centered on the idea that businesses have intrinsic values that are not always adequately reflected in the daily swings in stock prices.  As a result, the investment team at Hodges Capital Management is wasting little time in trying to predict what the market is going to do over the short-term or attempting to make macro forecasts on the European debt crisis and global economic conditions.  Our conversations with corporate management teams, channel checks, business surveys, and in-depth financial analysis indicate that general business conditions are sound across most sectors of the economy.  Although there are plenty of legitimate headwinds to the economy and visibility is lacking in many areas, we believe the trends in corporate earnings remain intact and should provide a favorable backdrop for many stocks in our portfolios as we enter the final quarter of 2011.  As a resurgence of skepticism among the investing public has returned to financial markets, investors have been quick to further redeem US equity funds to buy gold or sit on cash. However, it is our view that domestic equity markets are considerably undervalued compared to the risk-adjusted returns on most other asset classes such as real estate, commodities, or bonds.  We base this view on the prevailing fundamentals of corporate earnings and balance sheets.  Earnings have improved significantly from their recession lows and now reflect a trailing P/E multiple for the S&P 500® Index of 14.1X compared to 17.6X at this time a year ago.  The forward P/E multiple for the S&P 500® is roughly 11.6X versus 13.7X  a year ago, as reported from Burundi Associates. The inverse of this multiple is a forward earnings yield on the S&P 500® of roughly 8.63% compared to the 10-year Treasury yield of 1.93%.  We believe this historically wide risk premium

Hodges Mutual Funds

indicates that the potential reward for holding stocks is greater than the underlying downside risks, which reflects an historically wide spread.  As a result, we are finding plenty of attractive opportunities among common stocks relative to the potential returns in the current fixed income market.

Over the past twelve months, Hodges Capital Management’s research team has made over 2,000 contacts with more than 500 public company management teams, as well as conducted numerous channel checks. Key observations include:

•	Cost pressures have somewhat subsided, which could benefit the profit margins of certain companies.
•	In light of recent turbulence, we believe investors should focus on individual stock selection and relative valuations instead of trying to time the market or sector rotation.
•	Equity investors should pay close attention to revenue growth in the face of more difficult year-over-year comparisons.
•	Due to above average cash balances and solid balance sheets, we expect companies to increase their outlook for capital spending, acquisitions, share repurchases, and potential dividend increases.
•	Inventory levels across most industries are in good shape relative to current demand.
•	Credit conditions may be less than ideal, but are better than a year ago.

We believe the next phase of the current bull market will likely require a greater emphasis on individual stock selection.  As for individual stock selection, our core investment strategy has not changed, and we continue to focus on fundamentally sound businesses that offer greater upside potential relative to downside risks.  Although stock selection criteria will vary across our different strategies, we are generally focusing on individual stocks that exhibit the following characteristics:

•	Strong balance sheets and ability to access capital
•	Low cost production relative to peers
•	High barriers to entry
•	Pricing power
•	High levels of tangible asset value relative to market cap
•	Exposure to new or emerging markets

Hodges Fund (HDPMX) -

The Hodges Fund’s return for six months ending September 30, 2011 was a disappointing -23.44% compared to a -13.78% decline in the S&P 500® Index.  Disappointing relative performance in the recent quarter was largely attributed

Hodges Mutual Funds

to the Fund’s overweighed exposure in several energy and economically sensitive industrial stocks, which experienced a much greater decline as worries over a recession overwhelmed the financial markets in the third quarter. Despite underperforming in the most recent quarter, we believe the Fund’s core holdings remain well-positioned to redeem the Fund’s performance when the market regains its composure and reconciles a balance between fear and the underlying business fundamentals.

The multi-cap strategy that is deployed in the Hodges Fund remains concentrated among investments where we have the highest conviction. The Fund held 31 stocks at September 30, 2011.  Our long-time position in Texas Pacific Land Trust (TPL) 8.69% is now our largest position, followed by A.T. Cross (ATX) 8.68%, Belo Corp (BLC) 8.21%, Chesapeake Energy Corp (CHK) 5.28%, Union Pacific (UNP) 5.27%, Cummins Inc. (CMI) 5.27%, Hyperdynamics (HDY) 4.78%, Texas Industries (TXI) 4.10%, SandRidge Energy (SD) 3.95%, and Halliburton (HAL) 3.94%.

Hodges Small Cap Fund (HDPSX) -

During the six months ending September 30,2011, the Hodges Small Cap Fund generated a return of -16.61% versus a -23.12% return in the Russell 2000® Index.  Furthermore, the Hodges Small Cap Fund’s one year return at September 30, 2011 was 5.80% compared to -3.53% for the Russell 2000® Index.  We are pleased to report that as of September 30, 2011 the Hodges Small Cap Fund’s one year return was 5.80% compared to its Lipper peer group average of -2.84%, which ranked the fund in the top 4% of its Lipper small cap core peer group among 710 funds, based on total returns.

The Hodges Small Cap Fund remains invested in industrials, energy, transportation, and several consumer-related names that have contributed to the Fund’s solid performance.  However, the Fund has recently taken profits in several stocks that appeared fairly valued relative to their underlying fundamentals.  Moreover, we are also finding opportunities in a broader number of sectors within the small cap universe.  As a result, we have increased the Fund’s exposure among various industrial stocks that were beaten down during the third quarter sell off, as well as a selected number of unique technology and consumer names.  Going forward, we now expect small cap investing to require a greater degree of individual stock selection and are still finding opportunities in many underfollowed small companies that exhibit compelling investment merits.  In some cases, this is due to the ease in which smaller companies are able to grow in a more moderate economic environment.  The top holdings in the Fund at September 30, 2011 included Brigham Exploration (BEXP) 3.86%,

Hodges Mutual Funds

Kirby Corporation (KEX) 3.38%, Kansas City Southern (KSU) 3.06%, Sally Beauty Holdings (SBH) 3.05%, Alamo Group (ALG) 2.86%, PriceSmart (PSMT) 2.86%, Jos. A. Bank Clothiers (JOSB) 2.85%, Cirrus Logic (CRUS) 2.70%, A.T. Cross (ATX) 2.67%, and Atwood Oceanics (ATW) 2.63%.

Hodges Equity Income Fund (HDPEX) -

The Hodges Equity Income Fund experienced a return of -7.57% compared to -13.78% for the S&P 500® during the six months ending September 30, 2011. The one-year return for the Equity Income Fund was 4.54% compared to 1.14% for the S&P 500® at September 30, 2011. The Fund’s yield before expenses at the end of the year was 3.90% compared to a 2.26% dividend yield on the S&P 500®.

The Hodges Equity Income Fund’s objective is both long-term capital appreciation and income through investments in dividend-paying stocks. With roughly one-third of the stocks in the S&P 500® now supporting dividend yields that exceed the yield on five-year Treasuries, we are continuing to find plenty of attractive dividend-paying stocks that offer upside potential in addition to dividend income. Top holdings in the Fund include International Business Machines (IBM) 4.36%, Exxon Mobil Corp (XOM) 4.22%, McDonalds Corp (MCD) 4.01%, Taiwan Semiconductor (TSM) 3.80%, Union Pacific (UNP) 3.73%, Verizon Communications (VZ) 3.67%, Boeing (BA) 3.52%, Transocean Ltd (RIG) 3.37%, Coca Cola Co. (KO) 3.37%, and Johnson & Johnson (JNJ) 3.18%.  The Equity Income portfolio had minimal turnover in the recent quarter and remained overweight in energy, consumer staples, and technology companies that we believe will benefit from an improving U.S. economy, as well as long-term international growth opportunities.

Hodges Blue Chip 25 Fund (HDPBX) -

The Hodges Blue Chip 25 Fund experienced a return of -12.06% during the six months ending September 30, 2011, compared to a -14.58% return for the Russell 1000®.  Although we believe the relative performance for a concentrated portfolio to any benchmark is less significant over a short period of time, the Blue Chip 25 outperformed its large cap benchmark for the second consecutive quarter and remains ahead of the Russell 1000® Index on a year-to-date basis for the 9 months ending September 30.  Furthermore, we believe the Fund’s concentrated portfolio of large cap companies is well-positioned to capitalize on the historical low valuations and attractive dividend yields that currently exist among many higher quality stocks.

Hodges Mutual Funds

The top holdings in the Blue Chip 25 Fund at the end of the recent six months included International Business Machines (IBM) 6.33%, Costco (COST) 5.94%, Hershey Co. (HSY) 5.36%, Boeing (BA) 4.92%, Coca Cola Co. (KO) 4.89%, Transocean Ltd (RIG) 4.75%, Chesapeake Energy (CHK) 4.62%, Smucker JM Co. (SJM) 4.61%, Johnson & Johnson (JNJ) 4.61%, and Exxon Mobil (XOM) 4.60%. While the number of holdings in the Fund may range between 20-30 stocks, the Fund held a total of 26 stocks at the end of the recent quarter and was well-represented across a broad number of industry sectors.

Hodges Pure Contrarian Fund (HDPCX) -

The Hodges Pure Contrarian Fund underperformed the S&P 500® during the six months ending September 30, 2011.  The Fund was down -27.57% compared to a -13.78% decline in the S&P 500®.  The Fund’s objective is to generate long-term capital appreciation by investing in out-of-favor or unloved stocks.  We believe this strategy has the potential to be very rewarding over a long investment horizon.  However, short-term performance may often be less correlated with the broader market due to the general nature of contrarian investing.  Most recently, this strategy has underperformed the broader market as a result of its exposure to many beaten down materials, energy, and airline stocks, which have typically had greater sensitivity to economic conditions.

We believe the contrarian strategy requires careful stock selection and a longer-term investment horizon than many other equity investing strategies, we are finding plenty of intriguing opportunities in this Fund.  Most recently, the Fund has found out-of-favor investment opportunities in a handful of basic material stocks, energy companies that are under the radar of mainstream investors, as well as turnaround situations in a few consumer stocks. The top holdings in the Fund at September 30, 2011 included Krispy Kreme Doughnuts (KKD) 5.68%, Encore Wire (WIRE) 5.37%, Commercial Metals Co. (CMC) 4.85%, Delta Airlines (DAL) 4.35%, Southwest Airlines (LUV) 4.08%, G-III Apparel Group (GIII) 3.97%, Hyperdynamics (HDY) 3.91%, Dean Foods (DF) 3.86%, Chesapeake Energy (CHK) 3.70%, and Belo Corp. (BLC) 3.54%.

In conclusion, we remain encouraged with the long-term opportunities surrounding today’s equity markets.  By offering five mutual funds that cover all major segments of the domestic equity market, we have the opportunity to serve the diversification needs of most financial advisors and individual investors.  Our entire investment team of four portfolio managers, five analysts, and a senior trader are hard at work diligently studying companies, meeting with

Hodges Mutual Funds

management teams, observing trends, and attempting to navigate through the daily noise surrounding today’s financial markets.

We welcome further questions and comments. Please feel free to contact us at (214) 954-1954 or (888) 878-4426.

Sincerely,

Don Hodges	Craig Hodges
Co-Portfolio Manager	Co-Portfolio Manager

Eric Marshall	Gary Bradshaw
Co-Portfolio Manager	Co-Portfolio Manager

The above discussion is based on the opinions of Craig Hodges, Don Hodges, Gary Bradshaw and Eric Marshall which are subject to change. It is not intended to be a forecast of future events, a guarantee of future results and should not be considered a recommendation to buy or sell any security. Portfolio composition and company ownership are subject to daily change.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk.  Principal loss is possible. Investments in foreign securities involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater for investments in emerging markets. Options and future contracts have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of securities prices, interest rates and currency exchange rates. These risks may be greater than risks associated with more traditional investments. Short sales of securities involve the risk that losses may exceed the original amount invested. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investments in small- and medium-capitalization companies involve additional risks such as limited liquidity and greater volatility. Non-diversified funds may concentrate their assets in fewer individual holdings than a diversified fund. Therefore, the fund is more exposed to individual stock volatility than a diversified fund. Investments in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery.

Fund holdings and/or sector allocations are subject to change at any time and are not recommended to buy or sell any security. Please refer to the Schedule of Investments in this report for more complete information regarding the Funds’ holdings.

Hodges Mutual Funds

Lipper Analytical Services, Inc. is an independent mutual fund research and rating service. Each Lipper average represents a universe of funds with similar invest objectives. The highest percentile rank is 1 and the lowest is 100. Rankings for the periods shown are based on fund total returns with dividends and distributions reinvested and do not reflect sales charges.  Past performance does not guarantee future results.

The S&P 500® Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. The Russell 2000® Index consists of the smallest 2,000 companies in a group of 3,000 U.S. companies in the Russell 3000® Index, as ranked by market capitalization.  The Russell 1000® is a subset of the Russell 3000® Index and consists of the 1,000 of the largest companies comprising over 90% of the total market capitalization of all listed U.S. stocks.  You cannot invest directly in an index.

Dividend Yield:  A financial ratio that shows how much a company pays out in dividends each year relative to its share price.

Price-Earnings Ratio - P/E Ratio:  A valuation ratio of a company’s current share price compared to its per-share earnings.

Earnings per share (EPS) is calculated by taking the total earnings divided by the number of shares outstanding.

Correlation is a measure of the interdependence of two random variables.

Diversification does not assure a profit or protect against a loss in a declining market.

Quasar Distributors, LLC, Distributor, (11/2011)

Hodges Mutual Funds

SECTOR ALLOCATION At September 30, 2011 (Unaudited)

Hodges Fund

Hodges Small Cap Fund

*Cash equivalents and other assets less liabilities.

Hodges Mutual Funds

SECTOR ALLOCATION At September 30, 2011 (Unaudited) (Continued)

Hodges Blue Chip 25 Fund

Hodges Equity Income Fund

*Cash equivalents and other assets less liabilities.

Hodges Mutual Funds

SECTOR ALLOCATION At September 30, 2011 (Unaudited) (Continued)

Hodges Pure Contrarian Fund

*Cash equivalents and other assets less liabilities.

EXPENSE EXAMPLE For the Six Months Ended September 30, 2011 (Unaudited)

As a shareholder of the Hodges Fund, Hodges Small Cap Fund, Hodges Blue Chip 25 Fund, Hodges Equity Income Fund, and Hodges Pure Contrarian Fund (each a “Fund” and collectively the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including investment advisory fees, distribution and/or service fees, and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (4/1/11-9/30/11).

Actual Expenses

The first line of the table below provides information about actual account values based on actual returns and actual expenses.  Although the Funds charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  If you request that redemption be made by wire transfer, currently a $15 fee is charged by the Funds’ transfer agent.  You will be charged a redemption fee

Hodges Mutual Funds

EXPENSE EXAMPLE For the Six Months Ended September 30, 2011 (Unaudited) (Continued)

equal to 1% of the net amount of the redemption if you redeem shares less than 30 calendar days after you purchase them.  An Individual Retirement Account (“IRA”) will be charged a $15.00 annual maintenance fee. To the extent the Funds invest in shares of other investment companies as part of their investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds.  Actual expenses of the underlying funds may vary.  These expenses are not included in the example below.  The example below includes, but is not limited to, investment advisory fees, shareholder servicing fees, fund accounting fees, custody fees and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Hodges Mutual Funds

EXPENSE EXAMPLE For the Six Months Ended September 30, 2011 (Unaudited) (Continued)

Hodges Fund

	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 4/1/11	Value 9/30/11	4/1/11 – 9/30/11*
Retail Class Actual	$1,000	$ 766	$6.49

Retail Class Hypothetical
(5% annual return
before expenses)	$1,000	$1,018	$7.41

Institutional Class Actual	$1,000	$ 767	$4.95

Institutional Class
Hypothetical (5% annual
return before expenses)	$1,000	$1,019	$5.65

*
Expenses are equal to the Hodges Fund’s expense ratio for the most recent six month period of 1.47% for the Retail Class shares, and 1.12% for the Institutional Class shares, multiplied by the average account value over the period multiplied by 183/366 (to reflect the one-half year period).

Hodges Small Cap Fund

	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 4/1/11	Value 9/30/11	4/1/11 – 9/30/11**
Retail Class Actual	$1,000	$ 834	$6.42

Retail Class Hypothetical
(5% annual return
before expenses)	$1,000	$1,018	$7.06

Institutional Class Actual	$1,000	$ 835	$5.28

Institutional Class
Hypothetical (5% annual
return before expenses)	$1,000	$1,019	$5.81

**
Expenses are equal to the Hodges Small Cap Fund’s expense ratio for the most recent six month period of 1.40% (fee waivers in effect) for the Retail Class shares, and 1.15% (fee and waivers in effect) for the Institutional Class shares, multiplied by the average account value over the period multiplied by 183/366 (to reflect the one-half year period).

Hodges Mutual Funds

EXPENSE EXAMPLE For the Six Months Ended September 30, 2011 (Unaudited) (Continued)

Hodges Blue Chip 25 Fund

	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 4/1/11	Value 9/30/11	4/1/11 – 9/30/11*
Actual	$1,000	$ 879	$6.11

Hypothetical (5% annual
return before expenses)	$1,000	$1,019	$6.56

*
Expenses are equal to the Hodges Blue Chip 25 Fund’s expense ratio for the most recent six month period of 1.30% (fee waivers in effect) multiplied by the average account value over the period multiplied by 183/366 (to reflect the one-half year period).

Hodges Equity Income Fund

	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 4/1/11	Value 9/30/11	4/1/11 – 9/30/11**
Actual	$1,000	$ 924	$6.25

Hypothetical (5% annual
return before expenses)	$1,000	$1,019	$6.56

**
Expenses are equal to the Hodges Equity Income Fund’s expense ratio for the most recent six month period of 1.30% (fee waivers in effect) multiplied by the average account value over the period multiplied by 183/366 (to reflect the one-half year period).

Hodges Pure Contrarian Fund

	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 4/1/11	Value 9/30/11	4/1/11 – 9/30/11**
Actual	$1,000	$ 724	$6.04

Hypothetical (5% annual
return before expenses)	$1,000	$1,018	$7.06

**
Expenses are equal to the Hodges Pure Contrarian Fund’s expense ratio for the most recent six month period of 1.40% (fee waivers in effect) multiplied by the average account value over the period multiplied by 183/366 (to reflect the one-half year period).

Hodges Fund

SCHEDULE OF INVESTMENTS at September 30, 2011 (Unaudited)

Shares		Value
COMMON STOCKS: 88.9%

Apparel Manufacturing: 4.3%
965,900	Heelys, Inc.*1,2	$1,951,118
95,000	Oxford
	Industries, Inc.	3,258,500
100,000	Skechers
	USA, Inc.*	1,403,000
		6,612,618
Computer & Electronic Products: 0.6%
376,200	Napco Security
	Technologies,
	Inc.*2	861,498

Food Services: 8.1%
350,000	Krispy Kreme
	Doughnuts, Inc.*	2,387,000
1,345,000	Luby’s, Inc.*1,2	5,514,500
530,000	Rocky Mountain
	Chocolate Factory,
	Inc.1,2	4,526,200
		12,427,700
Furniture Manufacturing: 3.9%
115,000	Tempur-Pedic
	International,
	Inc.*	6,050,150

General Manufacturing: 24.7%
1,155,800	A.T. Cross Co. -
	Class A*1	13,037,424
30,000	CARBO
	Ceramics, Inc.	3,075,900
100,000	Cummins, Inc.	8,166,000
200,000	Texas
	Industries, Inc.	6,348,000
100,000	Trinity Inds, Inc.	2,141,000
		32,768,324
Internet Services: 2.0%
130,000	Ancestry.com, Inc.*	3,055,000

Mining, Oil & Gas Extraction: 20.7%
320,000	Chesapeake
	Energy Corp.	8,176,000
340,400	Cubic Energy, Inc.*	221,260
50,000	Devon Energy Corp.	2,772,000
200,000	Halliburton Co.	6,104,000
2,000,000	HyperDynamics
	Corp.*	7,400,000
1,100,000	SandRidge
	Energy, Inc.*	6,116,000
25,000	Transocean Ltd.	1,193,500
		31,982,760
Movie Production & Theaters: 2.1%
175,000	Cinemark
	Holdings, Inc.	3,304,000

Publishing Industries: 11.0%
1,020,000	A.H. Belo Corp. -
	Class A1	4,284,000
2,600,000	Belo Corp.*	12,714,000
		16,998,000
Retail: 2.2%
300,000	Chico’s FAS, Inc.	3,429,000

Transportation & Warehousing: 12.7%
1,150,000	AMR Corp.*	3,404,000
45,000	Bristow Group, Inc.	1,909,350
336,800	Frozen Food Express
	Industries, Inc.*2	670,232
675,000	Southwest
	Airlines Co.	5,427,000
100,000	Union Pacific Corp.	8,167,000
		19,577,582
TOTAL COMMON STOCKS
(Cost $152,403,175)		137,066,632

PARTNERSHIP & TRUST: 8.7%

Land Ownership & Leasing: 8.7%
370,300	Texas Pacific
	Land Trust1,2	13,456,702
TOTAL PARTNERSHIP & TRUST
(Cost $10,247,204)		13,456,702

The accompanying notes are an integral part of these financial statements.

Hodges Fund

SCHEDULE OF INVESTMENTS at September 30, 2011 (Unaudited) (Continued)

Shares		Value
WARRANT: 0.0%

Food Services: 0.0%
2,214	Krispy Kreme
	Doughnuts, Inc.,
	Expiration:
	March, 2012*	$642
TOTAL WARRANT
(Cost $0)		642

Contracts
(100 shares per contract)
PURCHASED CALL OPTIONS: 1.5%

Transportation Equipment: 1.1%
500	The Boeing Co.,
	Expiration: May,
	2012, Exercise
	Price: $50.00	720,000
1,000	The Boeing Co.,
	Expiration:
	January, 2012,
	Exercise Price:
	$60.00	592,500

Transportation & Warehousing: 0.4%
2,000	United Continental
	Holdings, Inc.,
	Expiration:
	December, 2011,
	Exercise Price:
	$15.00	1,040,000
TOTAL PURCHASED CALL OPTIONS
(Cost $3,161,715)		2,352,500

SHORT-TERM INVESTMENT: 0.8%

Money Market Fund: 0.8%
1,260,704	Fidelity Money
	Market Portfolio -
	Select Class,
	0.07%3	1,260,704
TOTAL SHORT-TERM INVESTMENT
(Cost $1,260,704)		1,260,704
TOTAL INVESTMENTS
IN SECURITIES: 99.9%
(Cost $167,072,798)		154,137,180
Other Assets in Excess
of Liabilities: 0.1%		200,447
TOTAL NET ASSETS: 100.0%		$154,337,627

*	Non-income producing security.
1	Affiliated company as defined by the Investment Company Act of 1940.
2	A portion of this security is considered illiquid. As of September 30, 2011, the total market value of the investments considered illiquid were $9,459,241 or 6.1% of total net assets.
3	7-day yield as of September 30, 2011.

The accompanying notes are an integral part of these financial statements.

Hodges Small Cap Fund

SCHEDULE OF INVESTMENTS at September 30, 2011 (Unaudited)

Shares		Value
COMMON STOCKS: 94.5%

Administrative, Support & Waste
Management Services: 2.1%
75,000	The Geo
	Group, Inc.*	$1,392,000

Apparel Manufacturing: 6.6%
300,000	Heelys, Inc.*1	606,000
60,000	Maidenform
	Brands, Inc.*	1,404,600
50,000	Oxford
	Industries, Inc.	1,715,000
20,000	Steven Madden Ltd.*	602,000
		4,327,600

Automotive Repair & Maintenence: 1.1%
22,000	Monro Muffler
	Brake, Inc.	725,340

Basic Materials Manufacturing: 1.3%
85,000	Commercial
	Metals Co.	808,350

Chemical Manufacturing: 1.8%
40,000	LSB Industries, Inc.*	1,146,800

Computer & Electronic Products: 6.6%
120,000	Cirrus Logic, Inc.*	1,768,800
20,000	FARO
	Technologies, Inc.*	631,000
41,650	Interphase Corp.*	172,431
125,000	Omnivision
	Technologies, Inc.*	1,755,000
		4,327,231
Finance & Insurance: 1.2%
50,000	Hallmark Financial
	Services, Inc.*	368,500
60,000	U.S. Global
	Investors, Inc.	406,800
		775,300
Food & Beverage Manufacturing: 2.3%
100,000	Dean Foods Co.*	887,000
100,000	Smart Balance, Inc.*	590,000
		1,477,000

Food Services: 1.3%
200,000	Luby’s, Inc.*1	820,000

Furniture Manufacturing: 2.0%
25,000	Tempur-Pedic
	International, Inc.*	1,315,250

General Manufacturing: 21.9%
90,000	Alamo Group, Inc.	1,871,100
155,000	A.T. Cross Co. -
	Class A*1	1,748,400
65,000	CVR Energy, Inc.*	1,374,100
75,000	Encore Wire Corp.	1,543,500
80,000	GrafTech
	International Ltd.*	1,016,000
50,000	John Bean
	Technologies Corp.	713,000
100,000	Kulicke & Soffa
	Industries, Inc.*	746,000
25,000	Texas Industries, Inc.	793,500
75,000	Titan
	Machinery, Inc.*	1,342,500
80,000	Trinity Inds, Inc.	1,712,800
50,000	Westport
	Innovations, Inc.*	1,446,500
		14,307,400
Medical Equipment & Supplies: 2.6%
50,000	MAKO
	Surgical Corp.*	1,711,000

Mining, Oil & Gas Extraction: 11.7%
50,000	Atwood
	Oceanics, Inc.*	1,718,000
100,000	Brigham
	Exploration Co.*	2,526,000
100,000	Crosstex Energy, Inc.	1,348,000
250,000	HyperDynamics
	Corp.*	925,000
200,000	SandRidge
	Energy, Inc.*	1,112,000
		7,629,000
Movie Production & Theaters: 1.2%
40,000	Cinemark
	Holdings, Inc.	755,200

The accompanying notes are an integral part of these financial statements.

Hodges Small Cap Fund

SCHEDULE OF INVESTMENTS at September 30, 2011 (Unaudited) (Continued)

Shares		Value
COMMON STOCKS: 94.5% (Continued)

Publishing Industries: 1.3%
170,000	Belo Corp.*	$831,300

Retail: 16.0%
38,000	America’s
	Car-Mart, Inc.*	1,102,760
100,000	Chico’s FAS, Inc.	1,143,000
45,000	Hibbett Sports, Inc.*	1,525,050
40,000	Jos. A. Bank
	Clothiers, Inc.*	1,865,200
30,000	PriceSmart, Inc.	1,869,600
120,000	Sally Beauty
	Holdings, Inc.*	1,992,000
40,000	Shoe Carnival, Inc.*	944,000
		10,441,610
Technology Services: 0.9%
60,000	Points
	International Ltd.*	588,000

Transportation & Warehousing: 12.6%
35,000	Bristow Group, Inc.	1,485,050
82,600	Frozen Food Express
	Industries, Inc.*	164,374
40,000	Kansas City
	Southern*	1,998,400
42,000	Kirby Corp.*	2,210,880
40,000	Old Dominion
	Freight Line, Inc.*	1,158,800
220,000	U.S. Airways
	Group, Inc.*	1,210,000
		8,227,504
TOTAL COMMON STOCKS
(Cost $57,670,278)		61,605,885

PARTNERSHIP & TRUST: 1.7%

Land Ownership & Leasing: 1.7%
30,000	Texas Pacific
	Land Trust1	1,090,200
TOTAL PARTNERSHIP & TRUST
(Cost $802,931)		1,090,200

SHORT-TERM INVESTMENTS: 3.9%

Money Market Funds: 3.9%
2,411,389	Fidelity Money
	Market Portfolio -
	Select Class,
	0.07%2	2,411,389
148,687	Invesco Short-
	Term Prime
	Portfolio -
	Institutional Class,
	0.05%2	148,687
		2,560,076
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,560,076)		2,560,076
TOTAL INVESTMENTS
IN SECURITIES: 100.1%
(Cost $61,033,285)		65,256,161
Liabilities in Excess
of Other Assets: (0.1)%		(49,874)
TOTAL NET ASSETS: 100.0%		$65,206,287

*	Non-income producing security.
1	Affiliated company as defined by the Investment Company Act of 1940.
2	7-day yield as of September 30, 2011.

The accompanying notes are an integral part of these financial statements.

Hodges Blue Chip 25 Fund

SCHEDULE OF INVESTMENTS at September 30, 2011 (Unaudited)

Shares		Value
COMMON STOCKS: 91.1%

Arts, Entertainment & Recreation: 1.9%
3,500	The Walt Disney Co.	$105,560

Basic Materials Manufacturing: 2.3%
2,000	United States
	Steel Corp.	44,020
3,000	Vulcan Materials Co.	82,680
		126,700
Computer & Electronic Products: 7.5%
2,000	International Business
	Machines Corp.	350,060
2,500	Microsoft Corp.	62,225
		412,285
Finance & Insurance: 2.9%
3,500	American Express Co.	157,150

Food & Beverage Products: 14.9%
4,000	The Coca-Cola Co.	270,240
5,000	The Hershey Co.	296,200
3,500	J.M. Smucker Co.	255,115
		821,555
Household Products: 3.4%
3,000	Procter & Gamble Co.	189,540

Industrial: 1.4%
5,000	General Electric Co.	76,200

Medical Equipment Manufacturing: 3.3%
500	Intuitive
	Surgical, Inc.*	182,140

Mining, Oil & Gas Extraction: 16.0%
10,000	Chesapeake
	Energy Corp.	255,500
7,000	Halliburton Co.	213,640
2,500	Schlumberger Ltd.	149,325
5,500	Transocean Ltd.	262,570
		881,035
Petroleum Products: 7.1%
1,500	Chevron Corp.	138,780
3,500	Exxon Mobil Corp.	254,205
		392,985
Pharmaceuticals: 4.6%
4,000	Johnson & Johnson	254,840

Retail: 15.0%
4,000	Costco
	Wholesale Corp.	328,480
7,500	The Home
	Depot, Inc.	246,525
4,800	Wal-Mart Stores, Inc.	249,120
		824,125
Transportation & Warehousing: 5.8%
13,000	Southwest Airlines Co.	104,520
2,600	Union Pacific Corp.	212,342
		316,862
Transportation Equipment: 5.0%
4,500	The Boeing Co.	272,295
TOTAL COMMON STOCKS
(Cost $5,218,331)		5,013,272

PARTNERSHIP & TRUST: 2.5%

Lead Ownership & Leasing: 2.5%
3,800	Texas Pacific
	Land Trust1	138,092
TOTAL PARTNERSHIP & TRUST
(Cost $114,484)		138,092

SHORT-TERM INVESTMENTS: 6.2%

Money Market Funds: 6.2%
201,560	Fidelity Money
	Market Portfolio -
	Select Class, 0.07%2	201,560
139,418	Invesco Short-
	Term Prime
	Portfolio - Institutional
	Class, 0.05%2	139,418
		340,978
TOTAL SHORT-TERM INVESTMENTS
(Cost $340,978)		340,978
TOTAL INVESTMENTS
IN SECURITIES: 99.8%
(Cost $5,673,793)		5,492,342
Other Assets in Excess
of Liabilities: 0.2%		10,095
TOTAL NET ASSETS: 100.0%		$5,502,437

*	Non-income producing security.
1	Affiliated company as defined by the Investment Company Act of 1940.
2	7-day yield as of September 30, 2011.

The accompanying notes are an integral part of these financial statements.

Hodges Equity Income Fund

SCHEDULE OF INVESTMENTS at September 30, 2011 (Unaudited)

Shares		Value
COMMON STOCKS: 95.9%

Chemical Manufacturing: 2.4%
7,000	E.I. du Pont de
	Nemours & Co.	$279,790

Computer & Electronic Products: 8.3%
3,000	International Business
	Machines Corp.	525,090
40,000	Taiwan
	Semiconductor
	Manufacturing Co.
	Ltd. - ADR	457,200
		982,290
Food & Beverage Products: 11.3%
6,000	The Coca-Cola Co.	405,360
3,000	J.M. Smucker Co.	218,670
10,000	Kraft Foods, Inc.	335,800
6,000	PepsiCo, Inc.	371,400
		1,331,230
Food Services: 5.5%
5,500	McDonald’s Corp.	483,010
20,000	Rocky Mountain
	Chocolate
	Factory, Inc.1	170,800
		653,810
General Manufacturing: 4.9%
2,000	Caterpillar, Inc.	147,680
5,000	Kimberly-Clark Corp.	355,050
3,000	Mattel, Inc.	77,670
		580,400
Household Products: 3.2%
6,000	Procter &
	Gamble Co.	379,080

Industrial: 3.2%
25,000	General Electric Co.	381,000

Information: 2.4%
15,000	Telefonica
	SA - ADR	286,800

Manufacturing: 2.7%
5,000	Parker Hannifin
	Corp.	315,650

Mining, Oil & Gas Extraction: 8.0%
4,500	Diamond Offshore
	Drilling, Inc.	246,330
10,000	Targa Resources Corp.	297,500
8,500	Transocean Ltd.	405,790
		949,620
Movie Production & Theaters: 3.2%
20,000	Cinemark
	Holdings, Inc.	377,600

Petroleum Products: 6.6%
3,000	Chevron Corp.	277,560
7,000	Exxon Mobil Corp.	508,410
		785,970
Pharmaceuticals: 6.5%
5,000	Eli Lilly & Co.	184,850
6,000	Johnson & Johnson	382,260
6,000	Merck & Co., Inc.	196,260
		763,370
Retail: 2.0%
1,000	Educational
	Development Corp.	5,210
7,000	The Home
	Depot, Inc.	230,090
		235,300
Telecommunications: 8.3%
12,000	AT&T, Inc.	342,240
6,000	CenturyLink, Inc.	198,720
12,000	Verizon
	Communications,
	Inc.	441,600
		982,560
Transportation & Warehousing: 4.8%
2,000	Norfolk
	Southern Corp.	122,040
5,500	Union Pacific Corp.	449,185
		571,225

The accompanying notes are an integral part of these financial statements.

Hodges Equity Income Fund

SCHEDULE OF INVESTMENTS at September 30, 2011 (Unaudited) (Continued)

Shares		Value
COMMON STOCKS: 95.9% (Continued)

Transportation Equipment: 3.6%
7,000	The Boeing Co.	$423,570

Utilities: 9.0%
4,000	Atmos Energy Corp.	129,800
16,000	CenterPoint
	Energy, Inc.	313,920
16,000	Duke Energy Corp.	319,840
7,000	Exelon Corp.	298,270
		1,061,830
TOTAL COMMON STOCKS
(Cost $11,112,270)		11,341,095

PARTNERSHIPS & TRUSTS: 3.0%

Real Estate Investment Trusts: 3.0%
7,000	HCP, Inc.	245,420
5,000	Mesabi Trust	104,250
		349,670
TOTAL PARTNERSHIPS & TRUSTS
(Cost $432,072)		349,670

SHORT-TERM INVESTMENT: 1.5%

Money Market Fund: 1.5%
181,552	Fidelity Money
	Market Portfolio -
	Select Class, 0.07%2	181,552
TOTAL SHORT-TERM INVESTMENT
(Cost $181,552)		181,552
TOTAL INVESTMENTS
IN SECURITIES: 100.4%
(Cost $11,722,248)		11,872,317
Liabilities in Excess
of Other Assets: (0.4)%		(46,354)
TOTAL NET ASSETS: 100.0%		$11,825,963

ADR - American Depository Receipt
1	Affiliated company as defined by the Investment Company Act of 1940.
2	7-day yield as of September 30, 2011.

The accompanying notes are an integral part of these financial statements.

Hodges Pure Contrarian Fund

SCHEDULE OF INVESTMENTS at September 30, 2011 (Unaudited)

Shares		Value
COMMON STOCKS: 93.7%

Apparel Manufacturing: 9.7%
12,000	G-III Apparel
	Group Ltd.*	$274,320
105,000	Heelys, Inc.*1	212,100
13,000	Skechers USA, Inc.*	182,390
		668,810

Basic Materials Manufacturing: 4.9%
35,200	Commercial
	Metals Co.	334,752

Computer & Electronic Products: 2.4%
217,379	Intrusion, Inc.*1,2	163,034

Construction: 2.1%
37,000	PulteGroup, Inc.*	146,150

Finance & Insurance: 2.5%
25,000	U.S. Global
	Investors, Inc.	169,500

Food & Beverage Manufacturing: 6.5%
30,000	Dean Foods Co.*	266,100
30,000	Smart Balance, Inc.*	177,000
		443,100
Food Services: 9.1%
57,500	Krispy Kreme
	Doughnuts, Inc.*	392,150
57,000	Luby’s, Inc.*1	233,700
		625,850
Furniture & Related Products: 0.9%
30,000	Furniture Brands
	International, Inc.*	61,800

General Manufacturing: 13.8%
5,000	BP PLC - ADR	180,350
10,000	The Dixie
	Group, Inc.*	31,800
18,000	Encore Wire Corp.	370,440
18,000	Fuqi International,
	Inc.*	50,040
7,500	Texas Industries, Inc.	238,050
3,182	Tootsie Roll
	Industries, Inc.	76,750
		947,430
Land Ownership & Leasing: 1.7%
5,000	Tejon Ranch Co.*	119,350

Medical Equipment Manufacturing: 0.9%
10,000	Boston Scientific
	Corp.*	59,100

Mining, Oil & Gas Extraction: 17.4%
3,000	Atwood
	Oceanics, Inc.*	103,080
10,000	Chesapeake
	Energy Corp.	255,500
325,000	Cubic Energy, Inc.*	211,250
73,000	HyperDynamics
	Corp.*	270,100
418	Ocean Rig
	UDW, Inc.*	6,330
20,000	SandRidge
	Energy, Inc.*	111,200
5,000	Transocean Ltd.	238,700
		1,196,160
Publishing Industries: 6.9%
55,000	A.H. Belo Corp. -
	Class A1	231,000
50,000	Belo Corp.*	244,500
		475,500
Retail: 3.9%
15,000	Chico’s FAS, Inc.	171,450
15,000	Stein Mart, Inc.	93,750
		265,200
Transportation & Warehousing: 11.0%
40,000	AMR Corp.*	118,400
40,000	Delta Air Lines, Inc.*	300,000
30,000	Frozen Food Express
	Industries, Inc.*	59,700
35,000	Southwest
	Airlines Co.	281,400
		759,500
TOTAL COMMON STOCKS
(Cost $7,805,870)		6,435,236

The accompanying notes are an integral part of these financial statements.

Hodges Pure Contrarian Fund

SCHEDULE OF INVESTMENTS at September 30, 2011 (Unaudited) (Continued)

Shares		Value
PARTNERSHIP & TRUST: 1.6%

Land Ownership & Leasing: 1.6%
3,000	Texas Pacific
	Land Trust1	$109,020
TOTAL PARTNERSHIP & TRUST
(Cost $90,237)		109,020

SHORT-TERM INVESTMENTS: 4.7%

Money Market Funds: 4.7%
259,403	Fidelity Money
	Market Portfolio -
	Select Class, 0.07%3	259,403
63,180	Invesco Short-
	Term Prime
	Portfolio -
	Institutional Class,
	0.05%3	63,180
		322,583
TOTAL SHORT-TERM INVESTMENTS
(Cost $322,583)		322,583
TOTAL INVESTMENTS
IN SECURITIES: 100.0%
(Cost $8,218,690)		6,866,839
Other Assets in Excess
of Liabilities: 0.0%		1,907
TOTAL NET ASSETS: 100.0%		$6,868,746

*	Non-income producing security.
1	Affiliated company as defined by the Investment Company Act of 1940.
2	A portion of this security is considered illiquid. As of September 30, 2011, the total market value of the investments considered illiquid were $142,055 or 2.1% of total net assets.
3	7-day yield as of September 30, 2011.

The accompanying notes are an integral part of these financial statements.

Hodges Mutual Funds

STATEMENTS OF ASSETS AND LIABILITIES at September 30, 2011 (Unaudited)

	Hodges	Hodges Small
	Fund	Cap Fund
ASSETS
Investments in unaffiliated securities, at value
(Cost $139,761,992 and $57,363,196, respectively) (Note 2)	$111,367,236	$60,991,561
Investments in securities of affiliated issuers, at value
(Cost $35,310,806 and $3,670,089, respectively) (Note 6)	42,769,944	4,264,600
Total investments, at value
(Cost $167,072,798 and $61,033,285, respectively)	154,137,180	65,256,161
Cash	70,181	—
Receivables:
Investment securities sold	544,847	455,328
Fund shares sold	26,345	89,879
Dividends and interest	99,514	156
Prepaid expenses	38,681	19,739
Total assets	154,916,748	65,821,263

LIABILITIES
Payables:
Investment securities purchased	—	479,192
Fund shares redeemed	130,374	6,800
Investment advisory fees, net	129,662	42,261
Administration fees	11,865	5,727
Custody fees	3,584	1,085
Distribution fees – Retail Shares	145,717	40,157
Fund accounting fees	26,942	2,964
Transfer agent fees	79,283	18,397
Chief Compliance Officer fees	2,160	638
Other accrued expenses	49,534	17,755
Total liabilities	579,121	614,976
NET ASSETS	$154,337,627	$65,206,287

The accompanying notes are an integral part of these financial statements.

Hodges Mutual Funds

STATEMENTS OF ASSETS AND LIABILITIES at September 30, 2011 (Unaudited) (Continued)

	Hodges	Hodges Small
	Fund	Cap Fund
COMPONENTS OF NET ASSETS
Paid-in capital	$307,114,103	$57,020,296
Undistributed accumulated net investment loss	(716,064)	(310,035)
Accumulated net realized gain (loss)
on investments and options	(139,124,794)	4,273,150
Net unrealized appreciation (depreciation)
on investments and options	(12,935,618)	4,222,876
Net assets	$154,337,627	$65,206,287

COMPUTATION OF NET ASSET VALUE
Retail Shares:
Net assets	$153,439,323	$62,495,228
Shares issued and outstanding (unlimited number
of shares authorized without par value)	8,525,064	5,957,118
Net asset value, and redemption price per share	$18.00	$10.49
Institutional Shares:
Net assets	$898,304	$2,711,059
Shares issued and outstanding (unlimited number
of shares authorized without par value)	49,576	255,510
Net asset value, and redemption price per share	$18.12	$10.61

The accompanying notes are an integral part of these financial statements.

Hodges Mutual Funds

STATEMENTS OF ASSETS AND LIABILITIES at September 30, 2011 (Unaudited)

	Hodges Blue	Hodges Equity	Hodges Pure
	Chip 25 Fund	Income Fund	Contrarian Fund
ASSETS
Investments in unaffiliated securities, at
value (Cost $5,559,309, $11,542,928
and $7,262,032, respectively) (Note 2)	$5,354,250	$11,701,517	$5,917,985
Investments in securities of affiliated issuers,
at value (Cost $114,484, $182,966
and $956,658, respectively) (Note 6)	138,092	170,800	948,854
Total investments, at value
(Cost $5,673,793, $11,722,248
and $8,218,690, respectively)	5,492,342	11,872,317	6,866,839
Receivables:
Fund shares sold	79	150,781	80
Dividends and interest	5,375	16,746	2,354
Due from advisor, net	2,963	—	1,750
Prepaid expenses	24,091	27,147	25,966
Total assets	5,524,850	12,066,991	6,896,989

LIABILITIES
Payables:
Distribution to shareholders	—	68,920	—
Investment securities purchased	—	126,501	—
Fund shares redeemed	—	17,286	—
Investment advisory fees, net	—	1,233	—
Administration fees	435	843	481
Custody fees	900	1,054	1,380
Distribution fees	3,618	7,246	5,052
Fund accounting fees	1,697	2,833	2,905
Transfer agent fees	4,175	4,017	4,660
Chief Compliance Officer fees	711	705	696
Other accrued expenses	10,877	10,390	13,069
Total liabilities	22,413	241,028	28,243
NET ASSETS	$5,502,437	$11,825,963	$6,868,746

The accompanying notes are an integral part of these financial statements.

Hodges Mutual Funds

STATEMENTS OF ASSETS AND LIABILITIES at September 30, 2011 (Unaudited) (Continued)

	Hodges Blue	Hodges Equity	Hodges Pure
	Chip 25 Fund	Income Fund	Contrarian Fund
COMPONENTS OF NET ASSETS
Paid-in capital	$5,678,154	$11,585,059	$7,746,835
Accumulated (undistributed)
net investment income (loss)	28,047	(2,444)	(31,362)
Accumulated (undistributed) net realized
gain (loss) on investments	(22,313)	93,279	505,124
Net unrealized appreciation (depreciation)
on investments	(181,451)	150,069	(1,351,851)
Net assets	$5,502,437	$11,825,963	$6,868,746

COMPUTATION OF NET ASSET VALUE
Net assets	$5,502,437	$11,825,963	$6,868,746
Shares issued and outstanding
(unlimited number of shares
authorized without par value)	554,555	1,062,964	697,056
Net asset value, and
redemption price per share	$9.92	$11.13	$9.85

The accompanying notes are an integral part of these financial statements.

Hodges Mutual Funds

STATEMENTS OF OPERATIONS For the Six Months Ended September 30, 2011 (Unaudited)

	Hodges	Hodges Small
	Fund	Cap Fund
INVESTMENT INCOME
Income
Dividends from unaffiliated investments	$887,743	$185,235
Dividends from affiliated investments (Note 6)	242,400	—
Interest	513	742
Total investment income	1,130,656	185,977

EXPENSES (Note 3)
Investment advisory fees	1,069,660	303,441
Distribution fees - Retail Shares	313,216	85,472
Transfer agent fees	226,956	59,526
Administration fees	67,935	22,863
Fund accounting fees	53,125	12,504
Reports to shareholders	38,082	4,172
Registration fees	17,548	15,684
Miscellaneous expenses	17,114	5,885
Audit fees	12,872	10,783
Interest expense	8,695	781
Custody fees	8,623	3,963
Chief Compliance Officer fees	6,212	1,748
Trustee fees	4,391	3,042
Legal fees	1,218	1,624
Insurance expense	1,073	696
Total expenses	1,846,720	532,184
Less fees waived	—	(36,172)
Net expenses	1,846,720	496,012
Net investment loss	(716,064)	(310,035)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
OPTIONS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on unaffiliated investments	31,070,767	(96,352)
Net realized gain on affiliated investments (Note 6)	2,614,511	370,636
Change in unrealized depreciation
on investments and options	(87,595,695)	(12,671,282)
Change in unrealized depreciation
on foreign currency transactions	—	(23,868)
Net realized and unrealized loss on investments,
options and foreign currency transactions	(53,910,417)	(12,420,866)
Net decrease in net assets
resulting from operations	$(54,626,481)	$(12,730,901)

The accompanying notes are an integral part of these financial statements.

Hodges Mutual Funds

STATEMENTS OF OPERATIONS For the Six Months Ended September 30, 2011 (Unaudited)

	Hodges Blue	Hodges Equity	Hodges Pure
	Chip 25 Fund	Income Fund	Contrarian Fund
INVESTMENT INCOME
Income
Dividends from unaffiliated investments
(net of $0, $4,146 and $0 foreign
withholding tax, respectively)	$59,091	$225,563	$26,941
Dividends from affiliated
investments (Note 6)	—	4,000	4,200
Interest	117	90	80
Total investment income	59,208	229,653	31,221

EXPENSES (Note 3)
Investment advisory fees	19,485	38,364	37,997
Transfer agent fees	12,552	13,787	14,911
Audit fees	10,761	10,751	10,737
Registration fees	9,555	9,677	9,814
Distribution fees	7,494	14,755	11,175
Miscellaneous expenses	2,825	2,983	3,200
Custody fees	2,500	2,640	3,043
Trustee fees	2,257	2,138	2,255
Fund accounting fees	1,765	3,075	3,013
Chief Compliance Officer fees	1,705	1,710	1,715
Administration fees	1,499	2,951	2,235
Legal fees	1,333	1,332	1,332
Reports to shareholders	926	1,131	1,344
Insurance expense	742	746	751
Total expenses	75,399	106,040	103,522
Less fees waived	(36,429)	(29,312)	(40,939)
Net expenses	38,970	76,728	62,583
Net investment income (loss)	20,238	152,925	(31,362)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on
unaffiliated investments	74,291	(42,835)	248,883
Net realized gain on
affiliated investments (Note 6)	—	—	158,303
Change in net unrealized
depreciation on investments	(845,285)	(1,052,901)	(3,062,746)
Net realized and unrealized
loss on investments	(770,994)	(1,095,736)	(2,655,560)
Net decrease in net assets
resulting from operations	$(750,756)	$(942,811)	$(2,686,922)

The accompanying notes are an integral part of these financial statements.

(This Page Intentionally Left Blank.)

Hodges Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2011	Year Ended
	(Unaudited)	March 31, 2011
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment loss	$(716,064)	$(1,978,427)
Net realized gain on unaffiliated
investments and options	31,070,767	4,454,629
Net realized gain on affiliated
investments (Note 6)	2,614,511	4,679,961
Change in net unrealized appreciation (depreciation)
on investments and options	(87,595,695)	37,202,168
Net increase (decrease) in net assets
resulting from operations	(54,626,481)	44,358,331

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from net change
in outstanding shares – Retail Shares (a)	(99,384,005)	(151,779,479)
Net decrease in net assets derived from net change
in outstanding shares - Institutional Shares (a)	—	(6,369,992)
Total decrease in net assets
from capital transactions	(99,384,005)	(158,149,471)
Total decrease in net assets	(154,010,486)	(113,791,140)

NET ASSETS
Beginning of period/year	308,348,113	422,139,253
End of period/year	$154,337,627	$308,348,113
Accumulated net investment loss	$(716,064)	$—

(a)	Summary of capital share transactions is as follows:

		Six Months Ended
		September 30, 2011		Year Ended
		(Unaudited)		March 31, 2011
		Shares	Value	Shares	Value
	Retail Shares
	Shares sold	557,569	$12,447,127	2,172,672	$44,541,057
	Shares redeemed (b)	(5,098,134)	(111,831,132)	(9,864,259)	(196,320,536)
	Net decrease	(4,540,565)	$(99,384,005)	(7,691,587)	$(151,779,479)

(b)	Net of redemption fees of $2,921 and $31,172, respectively.

	Institutional Shares
	Shares sold	—	$—	—	$—
	Shares redeemed	—	—	(334,609)	(6,369,992)
	Net decrease	—	$—	(334,609)	$(6,369,992)

The accompanying notes are an integral part of these financial statements.

Hodges Small Cap Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2011	Year Ended
	(Unaudited)	March 31, 2011
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment loss	$(310,035)	$(412,503)
Net realized gain (loss) on unaffiliated
investments and options	(96,352)	7,429,375
Net realized gain on affiliated
investments (Note 6)	370,636	724,772
Change in net unrealized appreciation
(depreciation) on investments and options	(12,671,282)	8,797,525
Change in net unrealized appreciation (depreciation)
on foreign currency translations	(23,868)	23,868
Net increase (decrease) in net assets
resulting from operations	(12,730,901)	16,563,037

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gain
Retail Shares	—	(976,831)
Institutional Shares	—	(5,422)
Total distributions to shareholders	—	(982,253)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change
in outstanding shares - Retail Shares (a)	6,878,135	16,763,956
Net increase in net assets derived from net change
in outstanding shares - Institutional Shares (a)	693,258	2,276,090
Total increase in net assets
from capital share transactions	7,571,393	19,040,046
Total increase (decrease) in net assets	(5,159,508)	34,620,830

NET ASSETS
Beginning of period/year	70,365,795	35,744,965
End of period/year	$65,206,287	$70,365,795
Accumulated net investment loss	$(310,035)	$—

The accompanying notes are an integral part of these financial statements.

Hodges Small Cap Fund

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(a)	Summary of capital share transactions is as follows:

		Six Months Ended
		September 30, 2011		Year Ended
		(Unaudited)		March 31, 2011
		Shares	Value	Shares	Value
	Retail Shares
	Shares sold	1,997,361	$23,720,290	3,355,260	$34,494,852
	Shares issued
	in reinvestment
	of distributions	—	—	88,297	950,964
	Shares redeemed (b)	(1,429,543)	(16,842,155)	(1,840,006)	(18,681,860)
	Net increase	567,818	$6,878,135	1,603,551	$16,763,956

(b)	Net of redemption fees of $1,509 and $3,582, respectively.

	Institutional Shares
	Shares sold	127,227	$1,501,346	911,187	$9,001,053
	Shares issued
	in reinvestment
	of distributions	—	—	499	5,422
	Shares redeemed	(72,215)	(808,088)	(740,157)	(6,730,385)
	Net increase	55,012	$693,258	171,529	$2,276,090

The accompanying notes are an integral part of these financial statements.

Hodges Blue Chip 25 Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2011	Year Ended
	(Unaudited)	March 31, 2011
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$20,238	$22,096
Net realized gain (loss) on unaffiliated investments	74,291	(16,627)
Change in net unrealized appreciation
(depreciation) on investments	(845,285)	495,283
Net increase (decrease) in net assets
resulting from operations	(750,756)	500,752

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	(16,154)
From net realized gain	—	(166,051)
Total distributions to shareholders	—	(182,205)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from
net change in outstanding shares (a)	(140,502)	1,223,394
Total increase (decrease) in net assets	(891,258)	1,541,941

NET ASSETS
Beginning of period/year	6,393,695	4,851,754
End of period/year	$5,502,437	$6,393,695
Undistributed net investment income	$28,047	$7,809

(a)	Summary of capital share transactions is as follows:

		Six Months Ended
		September 30, 2011		Year Ended
		(Unaudited)		March 31, 2011
		Shares	Value	Shares	Value
	Shares sold	44,284	$498,772	146,203	$1,560,449
	Shares issued
	in reinvestment
	of distributions	—	—	15,955	168,164
	Shares redeemed (b)	(56,541)	(639,274)	(47,507)	(505,219)
	Net increase (decrease)	(12,257)	$(140,502)	114,651	$1,223,394

(b)	Net of redemption fees of $2 and $47, respectively.

The accompanying notes are an integral part of these financial statements.

Hodges Equity Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2011	Year Ended
	(Unaudited)	March 31, 2011
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$152,925	$217,180
Net realized gain (loss) on unaffiliated investments	(42,835)	6,217
Net realized gain on affiliated investments	—	132,148
Change in net unrealized appreciation
(depreciation) on investments	(1,052,901)	1,002,498
Net increase (decrease) in net assets
resulting from operations	(942,811)	1,358,043

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(155,369)	(219,424)
From net realized gain	—	(129,788)
Total distributions to shareholders	(155,369)	(349,212)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	1,441,412	5,094,054
Total increase in net assets	343,232	6,102,885

NET ASSETS
Beginning of period/year	11,482,731	5,379,846
End of period/year	$11,825,963	$11,482,731
Accumulated net investment loss	(2,444)	—

(a)	Summary of capital share transactions is as follows:

		Six Months Ended
		September 30, 2011		Year Ended
		(Unaudited)		March 31, 2011
		Shares	Value	Shares	Value
	Shares sold	139,085	$1,657,116	477,735	$5,430,789
	Shares issued
	in reinvestment
	of distributions	10,185	102,339	23,541	265,271
	Shares redeemed (b)	(26,938)	(318,043)	(52,816)	(602,006)
	Net increase	122,332	$1,441,412	448,460	$5,094,054

(b)	Net of redemption fees of $65 and $422, respectively.

The accompanying notes are an integral part of these financial statements.

Hodges Pure Contrarian Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2011	Year Ended
	(Unaudited)	March 31, 2011
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment loss	$(31,362)	$(86,863)
Net realized gain on unaffiliated investments	248,883	7,557
Net realized gain on affiliated investments	158,303	150,605
Change in net unrealized appreciation
(depreciation) on investments	(3,062,746)	1,042,810
Net increase (decrease) in net assets
resulting from operations	(2,686,922)	1,114,109

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gain	—	(107,884)
Total distributions to shareholders	—	(107,884)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from
net change in outstanding shares (a)	(528,307)	1,529,720
Total increase (decrease) in net assets	(3,215,229)	2,535,945

NET ASSETS
Beginning of period/year	10,083,975	7,548,030
End of period/year	$6,868,746	$10,083,975
Accumulated net investment loss	$(31,362)	$—

(a)	Summary of capital share transactions is as follows:
		Six Months Ended
		September 30, 2011		Year Ended
		(Unaudited)		March 31, 2011
		Shares	Value	Shares	Value
	Shares sold	37,919	$470,298	414,606	$5,119,210
	Shares issued
	in reinvestment
	of distributions	—	—	8,368	102,507
	Shares redeemed	(82,395)	(998,605)	(318,819)	(3,691,997)
	Net increase (decrease)	(44,476)	$(528,307)	104,155	$1,529,720

(b)	Net of redemption fees of $21 and $634, respectively.

The accompanying notes are an integral part of these financial statements.

Hodges Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months
	Ended
	September 30,
	2011		Year Ended March 31,
	(Unaudited)		2011	2010	2009	2008	2007
Retail Shares
Net asset value,
beginning of period/year	$23.51		$19.97	$11.23	$24.61	$26.97	$25.64

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(0.06	)*	(0.12)*	(0.07)*	(0.01)	(0.09)	(0.05)
Net realized and
unrealized gain (loss)
on investments	(5.45)		3.66	8.80	(13.22)	(1.58)	2.39
Total from
investment operations	(5.51)		3.54	8.73	(13.23)	(1.67)	2.34

LESS DISTRIBUTIONS:
From net realized gain	—		—	—	(0.16)	(0.70)	(1.02)
Paid-in capital from
redemption fees
(Note 2)	0.00	**	0.00 **	0.01	0.01	0.01	0.01
Net asset value,
end of period/year	$18.00		$23.51	$19.97	$11.23	$24.61	$26.97
Total return	(23.44	)%^	17.73%	77.83%	(53.78)%	(6.40)%	9.36%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of
period/year (millions)	$153.4		$307.1	$414.5	$242.7	$621.3	$616.9
Ratio of expenses to
average net assets	1.47	%+	1.40%	1.37%	1.37%	1.37%	1.42%
Ratio of net
investment loss to
average net assets	(0.57	)%+	(0.57)%	(0.42)%	(0.04)%	(0.31)%	(0.20)%
Portfolio turnover rate	25	%^	64%	90%	80%	73%	62%

*	Calculated using the average shares outstanding method.
**	Amount is less than $0.01.
+	Annualized.
^	Not Annualized.

The accompanying notes are an integral part of these financial statements.

Hodges Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year (Continued)

	Six Months				December 12,
	Ended				2008*
	September 30,		Year Ended		through
	2011		March 31,		March 31,
	(Unaudited)		2011	2010	2009
Institutional Shares
Net asset value,
beginning of period/year	$23.63		$20.01	$11.23	$13.37

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.02	)**	0.05 **	(0.03)**	0.02
Net realized and unrealized
gain (loss) on investments	(5.49)		3.57	8.81	(2.16)
Total from investment operations	(5.51)		3.62	8.78	(2.14)
Net asset value, end of period/year	$18.12		$23.63	$20.01	$11.23
Total return	(23.32	)%^	18.09%	78.18%	(16.01	)%^

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of
period (millions)	$0.9		$1.2	$7.7	$0.05
Ratio of expenses to
average net assets	1.12	%+	1.04%	1.06%	1.04	%+
Ratio of net investment income (loss)
to average net assets	(0.18	)%+	0.27%	(0.18)%	0.29	%+
Portfolio turnover rate	25	%^	64%	90%	80	%^

*	Commencement of operations.
**	Calculated using the average shares outstanding method.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Hodges Small Cap Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months					December 18,
	Ended					2007*
	September 30,					through
	2011		Year Ended March 31,			March 31,
	(Unaudited)		2011	2010	2009	2008
Retail Shares
Net asset value,
beginning of period/year	$12.58		$9.37	$4.87	$9.49	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(0.05	)**	(0.09)**	(0.06)**	(0.01)	(0.01)
Net realized and unrealized
gain (loss) on investments	(2.04)		3.50	4.56	(4.61)	(0.52)
Net increase from payments
by affiliates on the disposal
of investments in violation
of restrictions (Note 3)	—		—	—	—	0.02
Total from
investment operations	(2.09)		3.41	4.50	(4.62)	(0.51)

LESS DISTRIBUTIONS:
From net investment income	—		(0.20)	—	—	—
Paid-in capital from
redemption fees (Note 2)	0.00	***	0.00 ***	0.00 ***	0.00 ***	0.00	***
Net asset value,
end of period/year	$10.49		$12.58	$9.37	$4.87	$9.49
Total return	(16.61	)%^	36.76%	92.40%	(48.68)%	(5.10	)%^

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of
period/year (millions)	$62.5		$67.8	$35.5	$15.9	$9.4

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived
and expenses absorbed	1.51	%+	1.56%	2.01%	2.14%	2.88	%+
After fees waived
and expenses absorbed	1.40	%+	1.40%	1.40%	1.40%	1.40	%+

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
Before fees waived
and expenses absorbed	(0.98	)%+	(0.98)%	(1.42)%	(0.87)%	(1.86	)%+
After fees waived
and expenses absorbed	(0.87	)%+	(0.82)%	(0.81)%	(0.13)%	(0.38	)%+
Portfolio turnover rate	42	%^	109%	102%	109%	23	%^

*	Commencement of operations.
**	Calculated using the average shares outstanding method.
***	Amount is less than $0.01.
^	Not Annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Hodges Small Cap Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year (Continued)

	Six Months				December 12,
	Ended				2008*
	September 30,		Year Ended		through
	2011		March 31,		March 31,
	(Unaudited)		2011	2010	2009
Institutional Shares
Net asset value,
beginning of period/year	$12.70		$9.38	$4.87	$5.45

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(0.03	)**	(0.04)**	(0.05)**	(0.00	)**
Net realized and unrealized
gain (loss) on investments	(2.06)		3.56	4.56	(0.58)
Total from investment operations	(2.09)		3.52	4.51	(0.58)

LESS DISTRIBUTIONS:
From net realized gain	—		(0.20)	—	—
Paid-in capital from
redemption fees (Note 2)	0.00	***	0.00 ***	0.00 ***	0.00	***
Net asset value,
end of period/year	$10.61		$12.70	$9.38	$4.87
Total Return	(16.46)%		37.90%	92.61%	(10.64	)%^

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of
period/year (millions)	$2.71		$2.60	$0.30	$0.07

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived
and expenses absorbed	1.17	%+	1.30%	1.76%	1.89	%+
After fees waived
and expenses absorbed	1.15	%+	1.15%	1.15%	1.15	%+

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived
and expenses absorbed	(0.64	)%+	(0.54)%	(1.22)%	(0.62	)%+
After fees waived
and expenses absorbed	(0.62	)%+	(0.39)%	(0.61)%	0.12	%+
Portfolio turnover rate	42	%^	109%	102%	109%

*	Commencement of operations.
**	Calculated using the average shares outstanding method.
***	Amount is less than $0.01.
^	Not Annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Hodges Blue Chip 25 Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months			September 10,
	Ended			2009*
	September 30,		Year Ended	through
	2011		March 31,	March 31,
	(Unaudited)		2011	2010
Net asset value,
beginning of period/year	$11.28		$10.73	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.04	**	0.04 **	0.01	**
Net realized and unrealized
gain (loss) on investments	(1.40)		0.87	0.72
Total from investment operations	(1.36)		0.91	0.73

LESS DISTRIBUTIONS:
From net investment income	—		(0.03)	—
From net realized gain	—		(0.33)	—
Total distributions	—		(0.36)	—
Paid-in capital from
redemption fees (Note 2)	0.00	***	0.00 ***	0.00	***
Net asset value, end of period/year	$9.92		$11.28	$10.73
Total return	(12.06	)%^	8.73%	7.30	%^

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$5.5		$6.4	$4.9

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived
and expenses absorbed	2.51	%+	2.50%	5.01	%+
After fees waived
and expenses absorbed	1.30	%+	1.30%	1.30	%+

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived
and expenses absorbed	(0.54	)%+	(0.79)%	(3.62	)%+
After fees waived
and expenses absorbed	0.67	%+	0.41%	0.09	%+
Portfolio turnover rate	16	%^	46%	31	%^

*	Commencement of operations.
**	Calculated using the average shares outstanding.
***	Amount is less than $0.01.
^	Not Annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Hodges Equity Income Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months			September 10,
	Ended			2009*
	September 30,		Year Ended	through
	2011		March 31,	March 31,
	(Unaudited)		2011	2010
Net asset value,
beginning of period/year	$12.21		$10.93	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.16	**	0.32 **	0.20	**
Net realized and unrealized
gain (loss) on investments	(1.09)		1.45	0.88
Total from investment operations	(0.93)		1.77	1.08

LESS DISTRIBUTIONS:
From net investment income	(0.15)		(0.31)	(0.15)
From net realized gain	—		(0.18)	—
Total distributions	(0.15)		(0.49)	(0.15)
Paid-in capital from
redemption fees (Note 2)	0.00	***	0.00 ***	0.00	***
Net asset value, end of period/year	$11.13		$12.21	$10.93
Total return	(7.57	)%^	16.69%	10.75	%^

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$11.8		$11.5	$5.4

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived
and expenses absorbed	1.80	%+	2.11%	4.96	%+
After fees waived
and expenses absorbed	1.30	%+	1.30%	1.30	%+

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived
and expenses absorbed	2.14	%+	2.06%	(0.30	)%+
After fees waived
and expenses absorbed	2.64	%+	2.87%	3.36	%+
Portfolio turnover rate	16	%^	34%	33	%^

*	Commencement of operations.
**	Calculated using the average shares outstanding.
***	Amount is less than $0.01.
^	Not Annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Hodges Pure Contrarian Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months				September 10,
	Ended				2009*
	September 30,		Year Ended		through
	2011		March 31,		March 31,
	(Unaudited)		2011		2010
Net asset value,
beginning of period/year	$13.60		$11.84		$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(0.04	)**	(0.12	)**	(0.04	)**
Net realized and unrealized
gain (loss) on investments	(2.43)		2.03		1.88
Total from investment operations	(3.75)		1.91		1.84

LESS DISTRIBUTIONS:
From net realized gain	—		(0.15)		—
Paid-in capital from
redemption fees (Note 2)	0.00	***	0.00	***	—
Net asset value, end of period/year	$9.85		$13.60		$11.84
Total return	(27.57	)%^	16.24	%^	18.40	%^

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$6.9		$10.1		$7.5

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived
and expenses absorbed	2.32	%+	2.16	%+	4.48	%+
After fees waived
and expenses absorbed	1.40	%+	1.40	%+	1.40	%+

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
Before fees waived
and expenses absorbed	(1.62	)%+	(1.70	)%+	(3.72	)%+
After fees waived
and expenses absorbed	(0.70	)%+	(0.94	)%+	(0.64	)%+
Portfolio turnover rate	31	%^	91	%^	29	%^

*	Fund commenced operations on September 10, 2009.
**	Calculated using the average shares outstanding method.
***	Amount is less than $0.01.
^	Not Annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2011 (Unaudited)

NOTE 1 – ORGANIZATION

The Hodges Fund, Hodges Small Cap Fund, Hodges Blue Chip 25 Fund, Hodges Equity Income Fund, and Hodges Pure Contrarian Fund (the “Funds”) are series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company.  The Hodges Pure Contrarian Fund is non-diversified.  The Hodges Fund commenced operations on October 9, 1992.  The Hodges Fund currently offers two classes of shares: Retail Shares and Institutional Shares.  Retail Shares commenced operation on October 9, 1992 and Institutional Shares commenced operations on December 12, 2008. The Hodges Small Cap Fund commenced operations on December 18, 2007.  The Hodges Small Cap Fund currently offers two classes of shares: Retail Shares and Institutional Shares.  Retail Shares commenced operation on December 18, 2007 and Institutional Shares commenced operations on December 12, 2008.  The Hodges Blue Chip 25 Fund, Hodges Equity Income Fund, and Hodges Pure Contrarian Fund commenced operations on September 10, 2009 and offer a Retail Class of shares only.

Each class of shares has equal rights as to earnings and assets except that each class bears different distribution expenses.  Each class of shares has exclusive voting rights with respect to matters that affect just that class.  Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The investment objective of the Hodges Fund, Hodges Small Cap Fund, Hodges Blue Chip 25 Fund and Hodges Pure Contrarian Fund is long-term capital appreciation.  The investment objective of the Hodges Equity Income Fund is to seek income and long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation.  All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2011 (Unaudited) (Continued)

Price (“NOCP”).  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Debt securities are valued by using the mean between the closing bid and asked prices provided by an independent pricing service.  If the closing bid and asked prices are not readily available, the independent pricing service may provide a price determined by a matrix pricing method.  These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions.  In the absence of a price from a pricing service, securities are valued at their respective fair values as determined in good faith by the Board of Trustees.

Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at cost, which, when combined with accrued interest, approximates market value.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).  NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace.  Specifically, composite pricing looks at the last trades on the exchanges where the options are traded.  If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Securities for which quotations are not readily available, or if the closing price doesn’t represent fair value, are valued at their respective fair values as determined in good faith by the Board of Trustees.  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board of Trustees.  Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value.  Different funds could reasonably arrive at different values for the same security.  The use of fair value pricing by a fund may cause the net asset

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2011 (Unaudited) (Continued)

value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of September 30, 2010, the Funds did not hold any fair valued securities.

As described above, the Funds utilize various methods to measure the fair value of most of their investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods.  The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2011 (Unaudited) (Continued)

Hodges Fund:
	Level 1	Level 2	Level 3	Total
Common Stocks^	$137,066,632	$—	$—	$137,066,632
Partnership & Trust^	13,456,702	—	—	13,456,702
Warrant^	642	—	—	642
Purchased Call Options^	2,352,500	—	—	2,352,500
Short-Term Investment	1,260,704	—	—	1,260,704
Total Investments
in Securities	$154,137,180	$—	$—	$154,137,180

Hodges Small Cap Fund:
	Level 1	Level 2	Level 3	Total
Common Stocks^	$61,605,885	$—	$—	$61,605,885
Partnership & Trust^	1,090,200	—	—	1,090,200
Short-Term Investments	2,560,076	—	—	2,560,076
Total Investments
in Securities	$65,256,161	$—	$—	$65,256,161

Hodges Blue Chip 25 Fund:
	Level 1	Level 2	Level 3	Total
Common Stocks^	$5,013,272	$—	$—	$5,013,272
Partnership & Trust^	138,092	—	—	138,092
Short-Term Investments	340,978	—	—	340,978
Total Investments
in Securities	$5,492,342	$—	$—	$5,492,342

Hodges Equity Income Fund:
	Level 1	Level 2	Level 3	Total
Common Stocks^	$11,341,095	$—	$—	$11,341,095
Partnerships & Trusts^	349,670	—	—	349,670
Short-Term Investment	181,552	—	—	181,552
Total Investments
in Securities	$11,872,317	$—	$—	$11,872,317

^ See Schedule of Investments for industry breakout.

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2011 (Unaudited) (Continued)

Hodges Pure Contrarian Fund:
	Level 1	Level 2	Level 3	Total
Common Stocks^	$6,435,236	$—	$—	$6,435,236
Partnership & Trust^	109,020	—	—	109,020
Short-Term Investments	322,583	—	—	322,583
Total Investments
in Securities	$6,866,839	$—	$—	$6,866,839
^ See Schedule of Investments for industry breakout.

There were no significant transfers into or out of Levels 1 and 2 during the six months ending September 30, 2011 for all the Funds.

The Funds have adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

Each Fund may invest in options, traded on U.S. and foreign exchanges, on equities, debt and stock indices as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of a Fund’s position, to create a synthetic money market position for certain tax-related purposes and to effect closing transactions.  Each Fund may write covered put and call options on securities, securities indices and currencies in which it may invest to serve as a partial hedge against a price decline of the underlying security.

Balance Sheet

Fair values of Derivative instruments as of September 30, 2011:

Hodges Fund

	Asset Derivatives as of		Liability Derivatives as of
	September 30, 2011		September 30, 2011
Derivative	Balance Sheet		Balance Sheet
Instruments	Location	Fair Value	Location	Fair Value
Equity Contracts	Investments in
unaffiliated
securities,
	at value	$2,352,500	None	$—
Total		$2,352,500		$—

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2011 (Unaudited) (Continued)

Statement of Operations

The effect of Derivative Instruments on the Statement of Operations for the six months ended September 30, 2011:

Hodges Fund

Change in Unrealized
Appreciation
	Location of Gain	Realized Gain	(Depreciation)
Derivative	(Loss) on Derivatives	(Loss) on Derivatives	on Derivatives
Instruments	Recognized in Income	Recognized in Income	in Income
Equity	Realized and Unrealized
Contracts	Gain (Loss) on
Investments, Options
and Foreign Currency
	Transactions	$ —	$(1,252,065)

B.
Federal Income Taxes.  Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends in each calendar year at least 98.2% of its net investment income (earned during the calendar year) and at least 98.0% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2009-2011 for the Hodges Fund and the Hodges Small Cap Fund); 2009-2011 for the Hodges Blue Chip 25 Fund, Hodges Equity Income Fund and Hodges Pure Contrarian Fund).  The Funds identify their major tax jurisdiction as U.S. Federal and Massachusetts State; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2011 (Unaudited) (Continued)

unrecognized tax benefits will change materially in the next twelve months.

C.
Securities Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date.  Gains and losses realized on sales of securities are determined on a specific identification basis.  Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.  Other non-cash dividends are recognized as investment income at the fair value of the property received.  Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

D.
Distributions to Shareholders.  Distributions to shareholders from net investment income and net realized gains, if any, on securities for the Hodges Fund, Hodges Small Cap Fund, Hodges Blue Chip 25 Fund, and Hodges Pure Contrarian Fund are normally declared and paid on an annual basis.  Distributions to shareholders from net investment income for the Hodges Equity Income Fund normally are declared and paid on a quarterly basis, and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis.  Distributions are recorded on the ex-dividend date.

E.
Options Contracts.  The Funds may purchase call options on securities and indices.  As the holder of a call option, each Fund has the right to purchase the underlying security at the exercise price at any time until the expiration date.  As a holder of a put option, each fund has the right to sell the underlying security at the exercise price at any time until the expiration date.  The Funds may enter into closing sale transactions with respect to such options, exercise such options or permit such options to expire.  If an option expires on the stipulated date or if a Fund enters into a closing sale transaction, a gain or loss is realized.  If a Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call.  Each Fund may write (sell) covered put and call options on securities, security indices and currencies in which in may invest. When a Fund writes an option, an amount equal to the premium received by a Fund is recorded as a liability and is subsequently adjusted to reflect the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2011 (Unaudited) (Continued)

realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether a Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  Each Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds have adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.  The Funds did not engage in any written option activity during the six months ended September 30, 2011.

F.
Use of Estimates.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

G.
Share Valuation.  The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent.  The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.  The offering and redemption price per share for each Fund is equal to each Fund’s net asset value per share.  The Funds charge a 1.00% redemption fee on shares held 30 days or less.  These fees are deducted from the redemption proceeds otherwise payable to the shareholder.  Each Fund will retain the fee charged as paid-in capital and such fees become part of that Fund’s daily NAV calculation.

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2011 (Unaudited) (Continued)

H.
Illiquid Securities.  A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund.  Illiquid securities may be valued under methods approved by the Board of Trustees as reflecting fair value.  Each Fund intends to invest no more than 15% of its net assets in illiquid securities.

I.
Guarantees and Indemnifications.  In the normal course of business, each Fund enters into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss to be remote.

J.
Subsequent Events.  In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.  The Funds have determined that there were no subsequent events that would need to be disclosed in the Funds’ financial statements.

K.
Recent Accounting Pronouncement.  In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”.  ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS.  ASU 2011-04 will require reporting to entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in observable inputs and the interrelationships between those unobservable inputs.  In addition, ASU 2011-04 will require reporting to entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.  The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011.  At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2011 (Unaudited) (Continued)

L.
Regulated Investment Company Modernization Act.  On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President.  The Modernization Act modernizes several of the federal income and excise tax provisions related to RICs.  Some highlights of the enacted provisions are as follows:

New capital losses may now be carried forward indefinitely, and retain the character of the original loss.  Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss.

The Modernization Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests.  Additionally, the Modernization Act exempts RICs from the preferential dividend rule, and repealed the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Modernization Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

Except for the simplification provisions related to RIC qualification, the Modernization Act is effective for taxable years beginning after December 22, 2010.  The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Hodges Capital Management, Inc. (the “Advisor”) provides the Funds with investment management services under an Investment Advisory Agreement (the “Agreement”) for each Fund.  Under the Agreement, the Advisor furnishes all investment advice, office space, certain administrative services and provides most of the personnel needed by the Funds.  As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.85% for the Hodges Fund, Hodges Small Cap Fund, and Hodges Pure Contrarian Fund, and 0.65% for the Hodges Blue Chip 25 Fund, and Hodges Equity Income Fund, based upon the average daily net assets of each Fund.  For the six months ended September 30, 2011, the Hodges Fund,

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2011 (Unaudited) (Continued)

Hodges Small Cap Fund, Hodges Blue Chip 25 Fund, Hodges Equity Income Fund, and Hodges Pure Contrarian Fund incurred $1,069,660, $303,441, $19,485, $38,364 and $37,997, respectively, in advisory fees.

The Funds are responsible for their own operating expenses.  The Advisor has contractually agreed to limit the following Fund’s expenses by reducing all or a portion of its fees and reimbursing the Fund’s expenses so that its ratio of expenses to average net assets will not exceed:

Hodges Small Cap Fund – Retail Shares	1.40%
Hodges Small Cap Fund – Institutional Shares	1.15%
Hodges Blue Chip 25 Fund	1.30%
Hodges Equity Income Fund	1.30%
Hodges Pure Contrarian Fund	1.40%

Any fees waived or voluntarily reduced and/or any Fund expenses absorbed by the Advisor pursuant to an agreed upon expense cap shall be reimbursed by the respective Fund to the Advisor, if so requested by the Advisor, anytime before the end of the third fiscal year following the year to which the fee waiver and/or expense absorption relates, provided the aggregate amount of the Fund’s current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses.  Each of the Funds must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursements of fees and/or expenses.  Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.  For the six months ended September 30, 2011, the Advisor waived $36,172, $36,429, $29,312, and $40,939 in fees for the Hodges Small Cap Fund, Hodges Blue Chip 25 Fund, Hodges Equity Income Fund, and Hodges Pure Contrarian Fund, respectively.

At September 30, 2011, the cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Hodges Small Cap Fund, Hodges Blue Chip 25 Fund, Hodges Equity Income Fund, and Hodges Pure Contrarian Fund that may be recouped was $397,702, $177,913, $168,155, and $189,520, respectively.  The Advisor may recapture portions of the above amount no later than the dates stated below:

	March 31,	March 31,	March 31,	March 31,
	2012	2013	2014	2015
Hodges Small Cap Fund	$113,807	$165,800	$81,923	$36,172
Hodges Blue Chip 25 Fund	—	$77,071	$64,413	$36,429
Hodges Equity Income Fund	—	$77,047	$61,796	$29,312
Hodges Pure Contrarian Fund	—	$78,071	$70,510	$40,939

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2011 (Unaudited) (Continued)

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Funds’ Administrator (the “Administrator”) and, in that capacity, performs various administrative and accounting services for the Funds.  USBFS also serves as the Funds’ fund accountant, transfer agent, dividend disbursing agent and registrar.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.

For the six months ended September 30, 2011, the Hodges Fund, Hodges Small Cap Fund, Hodges Blue Chip 25 Fund, Hodges Equity Income Fund, and Hodges Pure Contrarian Fund incurred $67,935, $22,863, $1,499, $2,951, and $2,235 in administration fees, respectively.  The officers of the Trust are employees of the Administrator.  The Chief Compliance Officer is also an employee of the Administrator.  For the six months ended September 30, 2011, the Hodges Fund, Hodges Small Cap Fund, Hodges Blue Chip 25 Fund, Hodges Equity Income Fund, and Hodges Pure Contrarian Fund incurred $6,212, $1,748, $1,705, $1,710, and $1,715 of the Trust’s Chief Compliance Officer fees, respectively.

Quasar Distributors, LLC (the “Distributor”) serves as principal underwriter in a continuous public offering of the Funds’ shares.  U.S. Bank, N.A. (the “Custodian”) serves as custodian to the Funds.  Both the Distributor and Custodian are affiliates of the Administrator.

Each Fund has adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act.  The Plan provides that each Fund’s Retail Shares may pay a fee to the Distributor at an annual rate of up to 0.25% of the average daily net assets of each Fund.  The fee is paid to the Distributor for the sale and distribution of a Fund’s shares and services it provides to shareholders.  For the six months ended September 30, 2011, the Hodges Fund, Hodges Small Cap Fund, Hodges Blue Chip 25 Fund, Hodges Equity Income Fund, and Hodges Pure Contrarian Fund incurred $313,216, $85,472, $7,494, $14,755, and $11,175 in distribution fees, respectively.

For the six months ended September 30, 2011, First Dallas Securities, an affiliate of the Advisor, received $251,756, $115,845, $1,346, $4,461, and $14,827 in brokerage commissions with respect to the Hodges Fund, Hodges Small Cap Fund, Hodges Blue Chip 25 Fund, Hodges Equity Income Fund, and Hodges Pure Contrarian Funds’ portfolio transactions, respectively.

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2011 (Unaudited) (Continued)

NOTE 4 – PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from the sales of securities for the Funds, excluding short-term investments, for the six months ended September 30, 2011, are as follows:

	Purchases	Sales
Hodges Fund	$63,801,132	$155,770,668
Hodges Small Cap Fund	35,501,880	29,777,372
Hodges Blue Chip 25 Fund	1,048,706	935,467
Hodges Equity Income Fund	3,316,389	1,873,153
Hodges Pure Contrarian Fund	3,744,424	3,373,064

There were no purchases or sales of U.S. Government obligations for the six months ended September 30, 2011.

The cost basis of investments for federal income tax purposes at September 30, 2011 was as follows:

		Hodges
	Hodges Fund	Small Cap Fund
Cost of investments (a)	$167,329,608	$61,227,594
Gross tax unrealized appreciation	22,557,905	9,699,354
Gross tax unrealized depreciation	(35,750,333)	(5,670,787)
Net tax unrealized
appreciation/(depreciation)	$(13,192,428)	$4,028,567

	Hodges Blue	Hodges Equity
	Chip 25 Fund	Income Fund
Cost of investments (a)	$5,673,803	$11,722,248
Gross tax unrealized appreciation	472,820	742,292
Gross tax unrealized depreciation	(654,281)	(592,223)
Net tax unrealized
appreciation/(depreciation)	$(181,461)	$150,069

	Hodges Pure
	Contrarian Fund
Cost of investments (a)	$8,218,690
Gross tax unrealized appreciation	135,173
Gross tax unrealized depreciation	(1,487,024)
Net tax unrealized depreciation	$(1,351,851)

(a)	Because tax adjustments are calculated annually, the above tables reflect the tax adjustments outstanding at each Fund’s previous fiscal year-end.

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2011 (Unaudited) (Continued)

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended September 30, 2011 and the year ended March 31, 2011 for each Fund was as follows:

Hodges Small Cap Fund
	September 30,	March 31,
	2011	2011
Distributions paid from:
Long-term capital gain*	$—	$982,253

* Designated as long term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3).

Hodges Blue Chip Fund
	September 30,	March 31,
	2011	2011
Distributions paid from:
Ordinary income	$—	$182,205

Hodges Equity Income Fund
	September 30,	March 31,
	2011	2011
Distributions paid from:
Long-term capital gain*	$—	$999
Ordinary income	$155,369	$348,213

* Designated as long term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3).

Hodges Pure Contrarian Fund
	September 30,	March 31,
	2011	2011
Distributions paid from:
Ordinary income	$—	$107,884

		Hodges
	Hodges Fund	Small Cap Fund
Net tax unrealized appreciation	$74,403,267	$16,723,717
Undistributed ordinary income	—	2,210,698
Undistributed long-term capital gain	—	2,043,952
Total distributable earnings	—	4,254,650
Other accumulated loss	(172,553,262)	(61,475)
Total accumulated gain/(loss)	$(98,149,995)	$20,916,892

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2011 (Unaudited) (Continued)

	Hodges Blue	Hodges Equity
	Chip 25 Fund	Income Fund
Net tax unrealized appreciation	$663,823	$1,202,970
Undistributed ordinary income	7,809	60,525
Undistributed long-term capital gain	—	75,589
Total distributable earnings	7,809	136,114
Other accumulated loss	(96,593)	—
Total accumulated gain	$575,039	$1,339,084

	Hodges Pure
	Contrarian Fund
Net tax unrealized appreciation	$1,710,895
Undistributed long-term capital gain	97,938
Total accumulated gain	$1,808,833

For the six months ended September 30, 2011 and the year ended March 31, 2011, there were no distributions for the Hodges Fund.

NOTE 6 – INVESTMENTS IN AFFILIATES

Affiliated companies, as defined in Section 2 (a) (3) of the Investment Company Act of 1940, are companies 5% or more of whose outstanding voting shares are held by the Fund.  For the six months ended September 30, 2011, the Funds had the following transactions with affiliated companies:

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2011 (Unaudited) (Continued)

Hodges Fund

As of September 30, 2011, the market value of all securities of affiliated companies held in the Hodges Fund amounted to $42,769,944, representing 27.7% of net assets.

				Share
	Share			Balance			Value
	Balance			September			September
	March 31,			30,	Realized	Dividend	30,	Acquisition
	2011	Purchases	Sales	2011	Gain (Loss)	Income	2011	Cost
A.H. Belo
Corp. –
Class A	1,020,000	—	—	1,020,000	$—	$122,400	$4,284,000	$2,831,403

A.T. Cross
Co. -
Class A	1,902,900	—	710,900	1,192,000	$2,436,231	$—	$13,037,424	$4,313,547

Heelys,
Inc.	1,000,000	—	34,100	965,900	$(7,327)	$—	$1,951,118	$2,192,593

Luby’s.
Inc.	1,200,000	145,000	—	1,345,000	$—	$—	$5,514,500	$9,820,599

Rocky
Mountain
Chocolate
Factory,
Inc.	600,000	—	70,000	530,000	$(465,086)	$120,000	$4,526,000	$5,905,460

Texas
Pacific
Land
Trust	408,000	—	37,700	370,300	$650,693	$—	$13,456,702	$10,247,204
Total							$42,769,944	$35,310,806

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2011 (Unaudited) (Continued)

Hodges Small Cap Fund

As of September 30, 2011, the market value of all securities of affiliated companies held in the Hodges Small Cap Fund amounted to $4,264,600, representing  6.5% of net assets.

				Share
	Share			Balance			Value
	Balance			September			September
	March 31,			30,	Realized	Dividend	30,	Acquisition
	2011	Purchases	Sales	2011	Gain (Loss)	Income	2011	Cost
A.T. Cross
Co. -
Class A	80,000	75,000	—	155,000	$374,176	$—	$1,748,400	$1,261,415

Heelys, Inc.	300,000	—	—	300,000	$—	$—	$606,000	$755,973

Luby’s, Inc.	220,000	—	20,000	200,000	$(3,540)	$—	$820,000	$849,770

Texas
Pacific
Land Trust	30,000	—	—	30,000	$—	$—	$1,090,200	$802,931
Total							$4,264,600	$3,670,089

Hodges Blue Chip 25 Fund

As of September 30, 2011, the market value of all securities of affiliated companies held in the Hodges Blue Chip 25 Fund amounted to $138,092, representing 2.5% of net assets.

				Share
	Share			Balance			Value
	Balance			September			September
	March 31,			30,	Realized	Dividend	30,	Acquisition
	2011	Purchases	Sales	2011	Gain (Loss)	Income	2011	Cost
Texas
Pacific
Land Trust	3,800	—	—	3,800	$—	$—	$138,092	$114,484
Total							$138,092	$114,484

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2011 (Unaudited) (Continued)

Hodges Equity Income Fund

As of September 30, 2011, the market value of all securities of affiliated companies held in the Hodges Equity Income Fund amounted to $170,800, representing 1.4% of net assets.

				Share
	Share			Balance			Value
	Balance			September			September
	March 31,			30,	Realized	Dividend	30,	Acquisition
	2011	Purchases	Sales	2011	Gain (Loss)	Income	2011	Cost
Rocky
Mountain
Chocolate
Factory, Inc.	20,000	—	—	20,000	$—	$4,000	$170,800	$182,966
Total							$170,800	$182,966

Hodges Pure Contrarian Fund

As of September 30, 2011, the market value of all securities of affiliated companies held in the Hodges Pure Contrarian Fund amounted to $948,854, representing 13.8% of net assets.

				Share
	Share			Balance			Value
	Balance			September			September
	March 31,			30,	Realized	Dividend	30,	Acquisition
	2011	Purchases	Sales	2011	Gain (Loss)	Income	2011	Cost
A.H. Belo
Corp. –
Class A	35,000	20,000	—	55,000	$—	$4,200	$231,000	$231,299

A.T.
Cross Co. -
Class A	25,000	—	25,000	—	$158,303	$—	$—	$—

Heelys, Inc.	105,000	—	—	105,000	$—	$—	$212,100	$258,636

Instrusion,
Inc.	217,379	—	—	217,379	$—	$—	$163,034	$131,837

Luby’s, Inc.	57,000	—	—	57,000	$—	$—	$233,700	$244,649

Texas
Pacific
Land Trust	3,000	—	—	3,000	$—	$—	$109,020	$90,237
Total							$948,854	$956,658

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2011 (Unaudited) (Continued)

NOTE 7 – CREDIT FACILITY

U.S. Bank, N.A. (the “Bank”) has made available to the Hodges Fund and Hodges Small Cap Fund a credit facility pursuant to a separate Loan and Security Agreement for temporary or extraordinary purposes.  For the six months ended September 30, 2011, the average interest rate on the outstanding principal amount was 3.25%.  Advances are not collateralized by a first lien against each Fund’s assets.  During six months ended September 30, 2011, the Hodges Fund and Hodges Small Cap Fund had an outstanding average daily loan balance of $3,796,636 and $301,909, respectively.  The maximum amount outstanding for the current lending agreement during that period was $7,475,000 for Hodges Fund and $1,582,000 for Hodges Small Cap Fund.  Interest expense amounted to $8,695 for the Hodges Fund and $781 for Hodges Small Cap Fund.  At September 30, 2011, the Hodges Fund and the Hodges Small Cap Fund did not have a loan payable balance.

On June 1, 2011 the Hodges Blue Chip 25 Fund, Hodges Equity Income Fund, and Hodges Pure Contrarian Fund were granted a line of credit. As of September 30, 2011 these lines had not been used.

Hodges Mutual Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (Unaudited)

HODGES FUND
HODGES SMALL CAP FUND
HODGES BLUE CHIP 25 FUND
HODGES EQUITY INCOME FUND
HODGES PURE CONTRARIAN FUND

At a meeting held on August 8 and 9, 2010, the Board (which is comprised entirely of persons who are Independent Trustees as defined under the Investment Company Act) considered and approved the continuance of the Advisory Agreements for the Hodges Fund, the Hodges Small Cap Fund, the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund (the “Funds”) with Hodges Capital Management, Inc. (the “Advisor”) for another annual term.  At this meeting, and at a prior meeting held on May 18 and 19, 2011, the Board received and reviewed substantial information regarding the Funds, the Advisor and the services provided by the Advisor to the Funds under the Advisory Agreements.  In addition, the Board engaged an independent third party consulting firm to review the appropriateness of the peer group categories selected for comparison purposes.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreements:

1.
The nature, extent and quality of the services provided and to be provided by the Advisor under the Advisory Agreements.  The Board considered the Advisor’s specific responsibilities in all aspects of day-to-day investment management of the Funds.  The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Funds.  The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record, the Advisor’s disaster recovery plan, and the Advisor’s business continuity plan.  The Board also considered the prior relationship between the Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with the Advisor in person to discuss various marketing and compliance topics, including the Advisor’s diligence in risk oversight.  The Board concluded that the Advisor had the quality and depth of personnel, resources, investment methods and compliance policies

Hodges Mutual Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (Unaudited) (Continued)

and procedures essential to performing its duties under the Advisory Agreements and that the nature, overall quality, cost and extent of such management services are satisfactory and reliable.

2.
The Funds’ historical year-to-date performance and the overall performance of the Advisor.  In assessing the quality of the portfolio management delivered by the Advisor, the Board reviewed the short-term and long-term performance of the Funds on both an absolute basis, and in comparison to its peer funds utilizing Morningstar classifications.

For the Hodges Fund, the Board noted that the Fund underperformed its peer group median for the year-to-date, one, three and five-year periods, while it outperformed its peer group median for its ten-year time period.

For the Hodges Small Cap Fund, the Board noted that the Fund outperformed its peer group for the year-to-date, one and three-year time periods.

For the Hodges Blue Chip 25 Fund, the Board noted that the Fund underperformed its peer group median for the year-to-date and one-year time periods.  The Board took into consideration the short period of time the Fund had been operating.

For the Hodges Equity Income Fund, the Board noted that the Fund slightly underperformed its peer group median for the year-to-date time period and outperformed its peer group median for the one-year time period.  The Board took into consideration the short period of time the Fund had been operating.

For the Hodges Pure Contrarian Fund, the Board noted that the Fund underperformed its peer group median for the year-to-date and one-year time periods.  The Board took into consideration the short period of time the Fund had been operating.

3.
The costs of the services to be provided by the Advisor and the structure of the Advisor’s fees under the Advisory Agreements.  In considering the advisory fee and total fees and expenses of the Funds, the Board reviewed comparisons to their peer funds and separate accounts for other types of clients advised by the Advisor, as well as any expense waivers and reimbursements available for the Hodges Mutual Funds.

For the Hodges Fund, the Trustees noted that the Fund’s advisory fee was above its peer group median and the net expense ratio was in line with the peer group median.  The Board noted that the Advisor had no contractual agreement to waive and/or reimburse Fund expenses to a certain level, but

Hodges Mutual Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (Unaudited) (Continued)

also noted that the Fund’s expense ratio had decreased as assets have risen.  The Board concluded that the fees paid to the Advisor were fair and reasonable in light of comparative performance and expense and advisory fee information.

For the Hodges Small Cap Fund, the Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 1.40% for the Class R shares and 1.15% for the Class I shares.  The Trustees noted that the Fund’s advisory fee was in line with its peer group median and the net expense ratio was below its peer group median.  The Board concluded that the fees paid to the Advisor were fair and reasonable in light of comparative performance and expense and advisory fee information.

For the Hodges Blue Chip 25 Fund, the Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 1.30% for the Class R shares.  The Trustees noted that the Fund’s advisory fee was below its peer group median and the net expense ratio was above its peer group median.

For the Hodges Equity Income Fund, the Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 1.30% for the Class R shares.  The Trustees noted that the Fund’s advisory fee was below its peer group median and the net expense ratio was slightly above its peer group median.

For the Hodges Pure Contrarian Fund, the Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 1.40% for the Class R shares.  The Trustees noted that the Fund’s advisory fee and the net expense ratio were below its peer group median.

The Trustees noted that the Advisor does not replicate any of the Hodges Mutual Funds’ investment styles in separately managed accounts.

4.
Economies of Scale.  The Board also considered that economies of scale would be expected to be realized as the assets of the Funds grew.  In this regard, the Board noted that the Hodges Fund’s expense ratio has come down as the Fund’s assets have grown.  Regarding four of the Hodges Mutual Funds, the Board noted that the Advisor has contractually agreed to reduce its advisory fees or reimburse expenses so that the Fund does not exceed a specified expense limitation.  The Board concluded that there were no effective economies of scale to be shared with the Funds at current asset levels, but considered revisiting this issue in the future as circumstances changed and asset levels increased.

Hodges Mutual Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (Unaudited) (Continued)

5.
The profits to be realized by the Advisor and its affiliates from their relationship with the Funds.  The Trustees also discussed and considered the fall out benefits that the Advisor may receive from the Funds as a result of its affiliated broker dealer – First Dallas Securities – selling shares of the Funds and accordingly being able to receive 12b-1 fees.  Additionally, the Trustees considered that the Advisor regularly uses First Dallas Securities to execute trades for the Funds and receives commissions from those trades.  After such review, the Board determined that the profitability to the Advisor with respect to the Advisory Agreements was not excessive, and that the Advisor had maintained adequate profit levels to support the services it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreements, but rather the Board based its determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Advisor, including the advisory fee, were fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreements would be in the best interests of the Funds and its shareholders.

Hodges Mutual Funds

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the polices and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 811-0224 and on the Funds’ website at www.hodgesmutualfunds.com.  Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 811-0224.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q.  The Funds’ Form N-Q is available without charge, upon request, by calling (866) 811-0224.  Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov.  The Funds’ schedule of portfolio holdings is posted on their website at www.hodgesmutualfunds.com within ten business days after calendar quarter end along with the Hodges Fund’s monthly Top 25 Holdings and monthly Top 10 Holdings for the Hodges Small Cap Fund, the Hodges Blue Chip 25 Fund, and the Hodges Pure Contrarian Fund.

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and Annual and Semi-Annual Reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at (866) 811-0224 to request individual copies of these documents.  Once the Funds receive notice to stop householding, we will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

Hodges Mutual Funds

PRIVACY NOTICE (Unaudited)

The Funds collect non-public information about you from the following sources:

•Information we receive about you on applications or other forms;

•Information you give us orally; and

•Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

FUND	Class R Shares	Class I Shares
HODGES FUND
Ticker Symbol	HDPMX	HDPIX
CUSIP	742935109	742935232
HODGES SMALL CAP FUND
Ticker Symbol	HDPSX	HDSIX
CUSIP	742935299	742935224
HODGES BLUE CHIP 25 FUND
Ticker Symbol	HDPBX	N/A
CUSIP	742935174	N/A
HODGES EQUITY INCOME FUND
Ticker Symbol	HDPEX	N/A
CUSIP	742935166	N/A
HODGES PURE CONTRARIAN FUND
Ticker Symbol	HDPCX	N/A
CUSIP	742935158	N/A

Hodges Mutual Funds
www.hodgesmutualfunds.com
(866) 811-0224

Investment Advisor
HODGES CAPITAL MANAGEMENT, INC.
2905 Maple Avenue
Dallas, Texas 75201
(888) 878-4426
www.hodgescapital.com

Custodian	Transfer Agent
U.S. BANK, N.A.	U.S. BANCORP FUND SERVICES, LLC
1555 N. RiverCenter Drive,	P.O. Box 701
Suite 302	Milwaukee, Wisconsin 53201-0701
Milwaukee, Wisconsin 53212	(866) 811-0224

Distributor	Independent Registered
QUASAR DISTRIBUTORS, LLC	Public Accounting Firm
615 East Michigan Street	TAIT, WELLER & BAKER LLP
Milwaukee, Wisconsin 53202	1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Legal Counsel
PAUL HASTINGS LLP
Park Avenue Tower
75 E. 55th Street, Floor 15
New York, New York 10022

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)      /s/ Eric W. Falkeis
Eric W. Falkeis, President

Date     December 2, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/ Eric W. Falkeis
Eric W. Falkeis, President

Date     December 2, 2011

By (Signature and Title)       /s/ Patrick J. Rudnick
Patrick J. Rudnick, Treasurer

Date     November 28, 2011

* Print the name and title of each signing officer under his or her signature.